                            INTERNATIONAL EQUITY FUND

                        Supplement dated November 1, 1995
                      to the Prospectus dated March 1, 1995

1.   CORE AND GATEWAY-Registered Trademark- STRUCTURE

At a meeting held on October 23, 1995, shareholders of the Fund approved the conversion of the Fund to a Core and Gateway structure. Under this structure, which was implemented on November 1, 1995, the Fund seeks to achieve its investment objective by investing its assets in a corresponding series (the "Portfolio") of Schroder Capital Funds ("Core Trust"), an open-end management investment company, rather than through direct investments in securities. Accordingly, the Fund's investment experience corresponds directly with that of the Portfolio. The Portfolio has the same investment objective and policies as the Fund. Thus, references in the Prospectus to the Fund's investment objective and policies also apply to the Portfolio. Schroder Capital Management International Inc. ("SCMI"), the Fund's investment adviser, serves as investment adviser to the Portfolio. Other entities that perform services for the Fund perform substantially similar services for the Portfolio. In addition, the Directors of Schroder Capital Funds, Inc. (the "Company"), of which the Fund is a series, comprise the Board of Trustees of Core Trust. See "The Fund - Investment Objective," "- Investment Policies," and "- Investment Restrictions" in the Prospectus for a complete description of the investment objective, policies, and restrictions of the Fund and Portfolio, and "Management of the Fund" for information relating to management and expenses.

Shareholders continue to hold shares of the Fund which in turn holds a beneficial interest in the Portfolio. Changing to this operating structure did not alter the rights and privileges of shareholders of the Fund nor have any impact on the underlying assets of the Fund, which were transferred to the Portfolio.

EXPENSES - ANNUAL OPERATING EXPENSES. The following table replaces the "Annual Fund Operating Expenses" table found on page 2 of the Prospectus. This table shows the costs and expenses that an investor would incur directly or indirectly as a shareholder of the Fund, based upon the Fund's and Portfolio's current advisory and administrative fees ("Management Fees") and an estimate of the Fund's and Portfolio's other expenses for the Fund's current fiscal year. The table summarizes the expenses of the Fund and the Portfolio.

     ANNUAL OPERATING EXPENSES (as a percentage of average net assets, after estimated expense reimbursements and fee waivers)
            Management Fees. . . . . . . . . . . . . 0.80%
            12b-1 Fees . . . . . . . . . . . . . . . 0.00%
            Other Expenses . . . . . . . . . . . . . 0.19%
            --------------                           -----
            Total Fund Operating Expenses. . . . . . 0.99%

Management Fees includes the Portfolio's investment advisory fees paid to SCMI of 0.45% of average daily net assets. Management Fees also includes administrative fees paid by the Portfolio of 0.15% and by the Fund of 0.20%. SCMI continues to serve as the Fund's investment adviser but will receive no advisory fee from the Fund for any period when the Fund is completely invested in the Portfolio.

The Board of Directors believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in portfolio securities. Absent estimated fee waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.30% and 1.10%, respectively.

EXPENSES - EXAMPLE. The following table replaces the "Example" found on page 3 of the Prospectus.
     EXAMPLE
     You would pay the following expenses on a $1,000 investment, assuming (1) a 5% gross annual return and (2) redemption at the end of each time period:

            1 year . . . . . . . . . . . . . . . . .$10
            3 years. . . . . . . . . . . . . . . . .$32
            5 years. . . . . . . . . . . . . . . . .$55
            10 years . . . . . . . . . . . . . . . $121

The example assumes that all dividends and distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. THE EXAMPLE SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; THE ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

OTHER CONSIDERATIONS. Although other institutional investors (including other mutual funds) may invest in the Portfolio, as of the date hereof, the Fund is the only institutional investor that has invested all of its assets in the Portfolio. Any such fund may have different expenses and, consequently, different returns than the Fund. Information regarding any such funds in the future will be available from Forum Financial Services, Inc., the Portfolio's placement agent, at (207) 879-1900.

The investment objective and all fundamental investment policies of the Fund and the Portfolio may not be changed without shareholder approval. On most issues subject to a vote of investors in the Portfolio, the Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio.

The Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if the Portfolio changed its investment objective and shareholders of the Fund did not approve a parallel change in the Fund's objective. If the Fund withdrew its investment in the Portfolio, the inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund. In addition, the Fund's investment in the Portfolio may be affected if another investor in the Portfolio, if any, were to make a large-scale redemption. In that event, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A large-scale distribution in kind of portfolio securities either to the Fund or to another investor could result in a less diversified or less liquid portfolio of investments for the Fund or could result in decreased economies of scale. Forum has only one year of experience in managing funds that utilize its "Core and Gateway" structure.

2.   REORGANIZATION TO A DELAWARE BUSINESS TRUST

Shareholders of the Company have approved the reorganization of the Company from a Maryland corporation into a Delaware business trust under the name Schroder Capital Funds (Delaware) (the "Trust"). It is anticipated that this reorganization will occur on or about December 11, 1995. As a Delaware business trust, the Trust's operations will be governed by its Trust Instrument and applicable Delaware law rather than by the Articles of Incorporation, By-Laws and Maryland law, which presently govern the Company's operations. The Trust initially will have five series corresponding to the current series of the Company, one being the Fund.

3.   MANAGEMENT OF THE FUND

Effective July 5, 1995, Schroder Capital Distributors Inc., administrator of the Fund and distributor of the Fund's shares, changed its name to Schroder Fund Advisors Inc.

                            SCHRODER U.S. EQUITY FUND

                      SCHRODER U.S. SMALLER COMPANIES FUND

                        Supplement dated November 1, 1995
                      to the Prospectus dated March 1, 1995

1.   REORGANIZATION TO A DELAWARE BUSINESS TRUST

Shareholders of the Schroder Capital Funds, Inc. (the "Company"), of which each Fund is a series, have approved the reorganization of the Company from a Maryland corporation into a Delaware business trust under the name Schroder Capital Funds (Delaware) (the "Trust"). It is anticipated that this reorganization will occur on or about December 11, 1995. As a Delaware business trust, the Trust's operations will be governed by its Trust Instrument and applicable Delaware law rather than by the Articles of Incorporation, By-Laws and Maryland law, which presently govern the Company's operations. The Trust initially will have five series corresponding to the current series of the Company, two being the Funds.

2.   MANAGEMENT OF THE FUND

Effective July 5, 1995, Schroder Capital Distributors Inc., distributor of each Fund's shares and administrator of Schroder U.S. Smaller Companies Fund, changed its name to Schroder Fund Advisors Inc.

                         SCHRODER EMERGING MARKETS FUND
                             INSTITUTIONAL PORTFOLIO

                        Supplement dated November 1, 1995
         to the Prospectus dated August 23, 1994 as amended May 3, 1995

1.   CORE AND GATEWAY-Registered Trademark- STRUCTURE

At a meeting held on October 23, 1995, shareholders of the Fund approved the conversion of the Fund to a Core and Gateway structure. Under this structure, which was implemented on November 1, 1995, the Fund seeks to achieve its investment objective by investing its assets in a corresponding series (the "Portfolio") of Schroder Capital Funds ("Core Trust"), an open-end management investment company, rather than through direct investments in securities. Accordingly, the Fund's investment experience corresponds directly with that of the Portfolio. The Portfolio has the same investment objective and policies as the Fund. Thus, references in the Prospectus to the Fund's investment objective and policies also apply to the Portfolio. Schroder Capital Management International Inc. ("SCMI"), the Fund's investment adviser, serves as investment adviser to the Portfolio. Other entities that perform services for the Fund perform substantially similar services for the Portfolio. In addition, the Directors of Schroder Capital Funds, Inc. (the "Company"), of which the Fund is a series, comprise the Board of Trustees of Core Trust. See "The Fund - Investment Objective," "- Investment Policies," "- Investment Restrictions," and "- Additional Investment Policies," in the Prospectus for a complete description of the investment objective, policies, and restrictions of the Fund and Portfolio, and "Management of the Fund" for information relating to management and expenses.

Shareholders continue to hold shares of the Fund which in turn holds a beneficial interest in the Portfolio. Changing to this operating structure did not alter the rights and privileges of shareholders of the Fund nor have any impact on the underlying assets of the Fund, which were transferred to the Portfolio.

EXPENSES. The "Annual Fund Operating Expenses" table found on page 3 of the Prospectus now summarizes the expenses of the Fund and the Portfolio. The table shows the costs and expenses that an investor would incur directly or indirectly as a shareholder of the Fund, based upon the Fund's and Portfolio's current advisory and administrative fees ("Management Fees") and an estimate of the Fund's and Portfolio's other expenses for the Fund's current fiscal year. Management Fees include the Portfolio's investment advisory fees paid to SCMI of 1.00% of average daily net assets as well as administrative fees paid by the Portfolio of 0.15% and by the Fund of 0.10%. SCMI continues to serve as the Fund's investment adviser but will receive no advisory fee from the Fund for any period when the Fund is completely invested in the Portfolio.

The Board of Directors believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in portfolio securities.

OTHER CONSIDERATIONS. Although other institutional investors (including other mutual funds) may invest in the Portfolio, as of the date hereof, the Fund is the only institutional investor that has invested all of its assets in the Portfolio. Any such fund may have different expenses and, consequently, different returns than the Fund. Information regarding any such funds in the future will be available from Forum Financial Services, Inc., the Portfolio's placement agent, at (207) 879-1900.

The investment objective and all fundamental investment policies of the Fund and the Portfolio may not be changed without shareholder approval. On most issues subject to a vote of investors in the Portfolio, the Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio.

The Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if the Portfolio changed its investment objective and shareholders of the Fund did not approve a parallel change in the Fund's objective. If the Fund withdrew its investment in the Portfolio, the inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund. In addition, the Fund's investment in the Portfolio may be affected if another investor in the Portfolio, if any, were to make a large-scale redemption. In that event, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A large-scale distribution in kind of portfolio securities either to the Fund or to another investor could result in a less diversified or less liquid portfolio of investments for the Fund or could result in decreased economies of scale. Forum has only one year of experience in managing funds that utilize its "Core and Gateway" structure.

2.   REORGANIZATION TO A DELAWARE BUSINESS TRUST

Shareholders of the Company have approved the reorganization of the Company from a Maryland corporation into a Delaware business trust under the name Schroder Capital Funds (Delaware) (the "Trust"). It is anticipated that this reorganization will occur on or about December 11, 1995. As a Delaware business trust, the Trust's operations will be governed by its Trust Instrument and applicable Delaware law rather than by the Articles of Incorporation, By-Laws and Maryland law, which presently govern the Company's operations. The Trust initially will have five series corresponding to the current series of the Company, one being the Fund.

3.   MANAGEMENT OF THE FUND

Effective July 5, 1995, Schroder Capital Distributors Inc., administrator of the Fund and distributor of the Fund's shares, changed its name to Schroder Fund Advisors Inc.

                            INTERNATIONAL EQUITY FUND

                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

--------------------------------------------------------------------------------
GENERAL INFORMATION:     (207) 879 8903
ACCOUNT INFORMATION:     (800) 344 8332
FAX:                     (207) 879 6206
--------------------------------------------------------------------------------

       SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. - INVESTMENT ADVISER
        SCHRODER CAPITAL DISTRIBUTORS, INC. - ADMINISTRATOR & DISTRIBUTOR

     International Equity Fund (the "Fund") is a separately-managed, diversified portfolio of Schroder Capital Funds, Inc. (the "Company"), an open-end management investment company currently consisting of five separate portfolios, each of which has different investment objectives and policies. The Fund's investment objective is capital appreciation through investment in securities markets outside the United States. All international investments involve special risks in addition to those risks associated with investments in general and there can be no assurance that the Fund's objective will be achieved.

     Shares of the Fund are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Fund is authorized to pay expenses related to the distribution of its shares. The minimum initial investment is $2,500, except that the minimum for an Individual Retirement Account is $250. The minimum subsequent investment is $100.

     This prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information (the "SAI") dated March 1, 1995 and as supplemented from time to time containing additional and more detailed information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and may be obtained by writing or calling the Fund at the address and telephone numbers printed above.

   --------------------------------------------------------------------------
   This prospectus should be read and retained for information about the Fund.
   --------------------------------------------------------------------------

   THE SHARES OFFERED HEREBY ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
         CORPORATION, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
   OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is dated March 1, 1995.

INTERNATIONAL EQUITY FUND
THE FUND

INTRODUCTION

     International Equity Fund is a separately-managed, diversified, no-load portfolio of Schroder Capital Funds, Inc., which was organized as a corporation in the State of Maryland on July 30, 1969 and is an open-end management investment company registered under the Investment Company Act of 1940. On February 29, 1988, the Company was recapitalized to enable the Company's Board of Directors (the "Board of Directors") to establish series of separately managed investment portfolios and to issue a separate class of the Company's common stock in respect of each portfolio. The Company currently consists of five separate portfolios, each of which has separate investment objectives and policies. The Board of Directors may establish additional portfolios in the future.

     The Fund's Investment Adviser is Schroder Capital Management International Inc. ("SCMI"). Schroder Capital Distributors Inc. ("Schroder Distributors") serves as Administrator and Distributor of the Fund, and Forum Financial Services, Inc. ("Forum") is its Sub-Administrator.

     The Fund was previously organized as a separate portfolio of Fund Source ("Fund Source"), a Massachusetts business trust. Pursuant to a reorganization which became effective August 1, 1989, all the assets and liabilities of such portfolio were transferred to the Company in exchange for shares of the Fund. Such shares have been distributed to the former shareholders of such portfolio of Fund Source.

FEE TABLE

     The table below shows the costs and expenses that an investor would incur as a shareholder of the Fund, based upon the Fund's annual operating expenses for the fiscal year ended October 31, 1994.



Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases (as a percentage
      of the offering price). . . . . . . . . . . . . . . . . . . . . . .    None
     Maximum Sales Load Imposed on Reinvested Dividends (as a
      percentage of the offering price) . . . . . . . . . . . . . . . . .    None
     Deferred Sales Load (as a percentage of the redemption proceeds) . .    None
     Redemption Fees (as a percentage of the amount redeemed) . . . . . .    None
     Exchange Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .    None
Annual Fund Operating Expenses (as a percentage of average net assets)
     Management Fees. . . . . . . . . . . . . . . . . . . . . . . . . . .   0.61%
     12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.00%
     Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.29%
     Total Fund Operating Expenses. . . . . . . . . . . . . . . . . . . .   0.90%


     The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 generally authorizing it to pay directly or reimburse Schroder Distributors for costs and expenses incurred in connection with the distribution of Fund shares. Such payment or reimbursement is subject to a limit of 0.50% per annum of the Fund's average daily net assets. Costs or expenses in excess of this limit may not be carried forward to future years. See "Management of the Fund - Distribution" below. The Fund will make no payments under the Distribution Plan until the Board of Directors specifically further so authorizes. No payments have been made under the Distribution Plan since the Fund became a portfolio of the Company.

     In addition to and distinct from payments authorized under the Rule 12b-1 Plan, the Board has authorized the Fund generally to pay service organizations fees at an annual rate of up to 0.25% of the Fund's daily net assets for administrative services related to maintaining shareholder accounts. See "Management of the Fund -- Service Organizations." The Fund will make no payments to Service Organizations until the Board of Directors further specifically so authorizes such payments. Some Service Organizations may impose additional direct charges on investors, such as a direct fee for servicing. If imposed, these charges would be in addition to any amounts which might be paid to the Service Organization by the Fund. For a description of the other types of expenses included in the category "Other Expenses," see "Management of the Fund
- Other Expenses." In the event that the Board of Directors specifically authorizes payments under the Rule 12b-1 Plan and/or payments to Service Organizations, long term shareholders of the Fund may pay aggregate sales charges totalling more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     While SCMI and Schroder Distributors have waived portions of their fees in prior fiscal years, neither of them did so in the fiscal year ended October 31, 1994.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund will bear.

EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) a 5% gross annual return and (2) redemption at the end of each time period:

                    1   year . . . . .       $  9
                    3   years. . . . .       $ 29
                    5   years. . . . .       $ 50
                   10   years. . . . .       $111

THE EXAMPLE SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; THE ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

FINANCIAL HISTORY

     The financial data shown below is to assist investors in evaluating the performance of the Fund since its commencement of operations through October 31, 1994. The data shown pertains to the portfolio of Fund Source prior to the August 1, 1989 effective date of the reorganization described above under "Introduction," and to the portfolio of the Company thereafter. The following financial highlights have been audited by Coopers & Lybrand L.L.P., independent accountants to the Fund, for all periods after the year ended September 30, 1988. The information for prior periods is not presented herein as audited. The Fund's financial statements for the year ended October 31, 1994 and independent accountant's report thereon are contained in the Fund's Annual Report to Shareholders and are incorporated by reference into the SAI. Further information about the performance of the Fund is contained in the Annual Report, which may be obtained without charge by writing or calling the Fund at the address or telephone numbers appearing on the cover of this Prospectus.

Financial Highlights - For a Share Outstanding Throughout the Year:


                                 Year     Year     Year     Year    Year     Month    Year    Year    Year  12/20/85
                                 ended    ended    ended    ended   ended    ended    ended   ended   ended    to
                               10/31/94 10/31/93 10/31/92 10/31/91 10/31/90 10/31/89 9/30/89 9/30/88 9/30/87 9/30/86
Net Asset Value,
  Beginning of Year              20.38    15.15    16.22    17.70   18.20    18.95     14.40   18.02   14.07  10.00
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Investment Operations
  Net Investment Income           0.18     0.08     0.25     0.25    0.15     0.03      0.20    0.05   (0.07)  0.02
  Net Realized Income             2.69     5.27    (1.04)   (0.25)  (0.12)   (0.78)     4.44   (2.34)   4.71   4.05
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Total from Investment
  Operations                      2.87     5.35    (0.79)    0.00    0.03    (0.75)     4.64   (2.29)   4.64   4.07
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Distributions
  Dividends from Net
   Investment Income             (0.08)   (0.12)   (0.23)   (0.25)  (0.16)    0.00     (0.04)   0.00   (0.02)  0.00
  Distribution from
   Realized Capital Gains        --       --       (0.05)   (1.23)  (0.37)    0.00     (0.05)  (1.33)  (0.67)  0.00
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Total Distributions              (0.08)   (0.12)   (0.28)   (1.48)  (0.53)    0.00     (0.09)  (1.33)  (0.69)  0.00
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Net Asset Value,
  End of Year                    23.17    20.38    15.15    16.22   17.70    18.20     18.95   14.40   18.02  14.07
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Total Return                     14.10%   35.54%   (4.93%)   0.45%  (0.07%)  (4.01%)   32.2%   (0.12%) 34.8%  39.2%
                                 -----    -----    -----    -----   -----    -----     -----   -----   -----  -----
Ratio/Supplementary Data
Net Assets,
  End of Year (Millions)        500,504  320,550  159,556  108,398  62,438   49,740    48,655  29,917  32,553  9,152
Ratio of Expenses to
  Average Net Assets              0.90%    0.91%    0.93%    1.07%   1.12%    1.12%*    1.12%   1.30%   1.64%  2.47%*
Ratio of Net Investment
  Income to Average
   Net Assets                     0.94%    0.87%    1.62%    1.59%   0.83%    2.29%*    1.27%   0.38%  (0.42%)(0.12%)*
Portfolio Turnover Rate          25.17%   56.05%   49.42%   50.58%  55.91%   21.98%*   72.25%  86.19%  84.97% 77.53%*

*Annualized

INVESTMENT OBJECTIVE

     The Fund is designed for U.S. investors who desire to achieve international diversification of their investments by participating in foreign securities markets. Because international investments generally involve risks in addition to those risks associated with investments in the U.S., the Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

     The investment objective of the Fund is long-term capital appreciation through investment in securities markets outside the U.S. Investment securities for the Fund are selected on the basis of their potential for capital appreciation without regard for current income. The Fund in the future may seek to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having the same investment objectives and policies as the Fund in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the SEC.

     This investment objective is a fundamental policy of the Fund, and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares. Unless otherwise indicated, all other investment policies are not fundamental and may be changed by the Board of Directors without prior approval of the shareholders of the Fund.

     Achievement of the Fund's objective cannot be assured.

INVESTMENT POLICIES

     The Fund will normally invest at least 65% of its total assets in equity securities of companies domiciled outside the U.S. The Fund may also invest in the securities of closed-end investment companies investing primarily in foreign securities and in debt obligations of foreign governments, international organizations and foreign corporations. Investment will be diversified among securities of many issuers in many countries including, but not limited to, Japan, Germany, the United Kingdom, France, Italy, Belgium, Switzerland, the Netherlands, Hong Kong, Singapore/Malaysia, and Australia.

     The Fund may enter into forward contracts to purchase or sell foreign currencies in anticipation of the currency requirements of the Fund and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Fund due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of such currency rise.

     For temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. The Fund may hold cash and time deposits in foreign banks denominated in any major foreign currency. In transactions involving "repurchase agreements," the Fund purchases securities from a bank or broker-dealer who agrees to repurchase the security at the Fund's cost plus interest within a specified time. The securities purchases by the Fund have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. See "Investment Policies" in the SAI for further information about all these securities.

INVESTMENT RESTRICTIONS

     The Fund has adopted certain restrictions designed to reduce its exposure in specific situations. Pursuant to these restrictions, which are fundamental policies of the Fund:

     a) The Fund will not invest more than 5% of its assets in the securities of any single issuer. (This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.)

     b) The Fund will not purchase more than 10% of the voting securities of any one issuer. Moreover, the Fund will not purchase more than 3% of the outstanding securities of any closed-end investment company. (Any such purchase of securities issued by a closed-end investment company will otherwise be made in full compliance with Sections 12(d)(1)(a)(i),(ii) and (iii) of the Investment Company Act of 1940.)

                                                                               6
          such purchase of securities issued by a closed-end investment company will otherwise be made in full compliance with Sections
          12(d)(1)(a)(i),(ii) and (iii) of the Investment Company Act of 1940.)

     c) The Fund will not invest more than 10% of its assets in "restricted securities" which include (i) securities which are not readily marketable and (ii) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

     d) The Fund will not invest more than 25% of its assets in any one industry.

     e) The Fund will not borrow money, except from banks for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the Fund.

     f) The Fund will not pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund.

     As an operating (non-fundamental) policy, which may be changed by the Board of Directors without prior shareholder approval, the Fund will not invest in securities which are not readily marketable. This policy does not include restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Directors or SCMI under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid.

SPECIAL CONSIDERATIONS

     All investments, domestic and foreign, involve certain risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. In general, the Fund will invest only in securities of companies and governments in countries which SCMI, in its judgment, considers both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and changes in foreign governmental attitudes towards private investment possibly leading to nationalization, increased taxation or confiscation of Fund assets.

     Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to the Fund's shareholders; commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; accounting, auditing and financial reporting standards differ from those in the U.S. and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; and foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility.

     Changes in foreign exchange rates will also affect the value in the U.S. dollars of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult if not impossible to predict.

     Because most of the Fund's income will be received and realized in foreign currencies and the Fund will be required to compute and distribute income in U.S. dollars, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund's income has been earned and thereafter computed into U.S. dollars may require the Fund to liquidate some portfolio securities to acquire sufficient U.S. dollars to make such distributions. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

INTERNATIONAL EQUITY FUND
MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

     The business and affairs of the Fund are managed under the direction of the Board of Directors of the Company. The Directors are Peter E. Guernsey, Ralph E. Hansmann, John I. Howell, Laura E. Luckyn-Malone, Clarence F. Michalis, Hermann
C. Schwab, Mark J. Smith and John A. Troiano. Additional information regarding the Directors, as well as the Company's executive officers, may be found in the SAI under the heading "Management - Officers and Directors."

INVESTMENT ADVISER AND PORTFOLIO MANAGER

     Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Fund pursuant to an Investment Advisory Contract. Through its London, England branch SCMI manages the investment and reinvestment of the assets included in the Fund's portfolio and continuously reviews, supervises and administers the Fund's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion.

     SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries world-wide. The Schroder Group specializes in providing investment management services with assets under management currently in excess of $75 billion.

     For its services, the Fund pays SCMI a monthly advisory fee equal on an annual basis to 0.50% of the first $100 million of its average daily net assets; 0.40% of the next $150 million of average daily net assets and 0.35% of average daily net assets in excess of $250 million. For the fiscal year ended October 31,1994, the Fund paid SCMI fees of 0.41% of its average net assets.

     The investment management team of Mark J. Smith, a Director and Vice President of the Company, and Laura Luckyn-Malone, a Director and President of the Company, with the assistance of an investment committee, is primarily responsible for managing the day-to-day operations of the Fund's portfolio. Mr. Smith, who has managed the Fund's portfolio since October 1989, has been a First Vice President of SCMI since April 1990 and a Director thereof since April 1993. He has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Ms. Luckyn-Malone, who joined the Fund's investment management team in 1995, has been a Senior Vice President and Director of SCMI since 1990. Prior to joining the Schroder Group, she was a Principal of Scudder, Stevens & Clark, Inc.

ADMINISTRATIVE SERVICES

     On behalf of the Fund, the Company has entered into an Administrative Services Contract with Schroder Distributors, 787 Seventh Avenue, New York, New York 10019. The Company and Schroder Distributors have entered into a Sub-Administration Agreement with Forum. Pursuant to their agreements, Schroder Distributors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI pursuant to the Investment Advisory Contract. Schroder Distributors is a wholly-owned subsidiary of SCMI. For these services, Schroder Distributors receives from the Fund a fee, payable monthly, at the annual rate of 0.25% of the first $100 million of the Fund's average daily net assets, 0.20% of the next $150 million of average daily net assets; and 0.175% of average daily net assets in excess of $250 million.

     For the fiscal year ended October 31, 1994, the Fund paid Schroder Distributors a fee of 0.20% of its average net assets.

DISTRIBUTION

     Schroder Distributors acts as distributor to the Fund. Schroder Distributors was organized in 1989 and registered as a broker-dealer to serve as an administrator and distributor of the Fund and other mutual funds. Under the Distribution Plan (the "Plan") adopted by the Company on behalf of the Fund, the Company is authorized generally to pay directly or reimburse Schroder Distributors, the "Distributor" of Fund shares, monthly for costs and expenses incurred in connection with the distribution of Fund shares. Such payment or reimbursement is subject to a limit of 0.50% per annum of the Fund's average daily net assets. Payment or reimbursement may be for various types of costs, including: (1) advertising expenses, including advertising by radio, television, newspapers, magazines, brochures, sales literature, or direct mail, (2) costs of printing prospectuses and other materials to be given or sent to prospective investors, (3) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Fund shares and (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Fund shares ("trail fees"). Such payments to broker-dealers may be in amounts up to 0.50% per annum of the Fund's average daily net assets. The Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Costs or expenses in excess of the 0.50% per annum limit may not be carried forward to future years. Salary expenses of salesmen who are responsible for marketing shares of the Fund may be allocated to various portfolios of the Company that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses may be allocated to, or divided among, the particular portfolios of the Company for which they are incurred. The Fund will make no payments under the Distribution Plan until the Board of Directors specifically further so authorizes.

CODE OF ETHICS

     The Fund, the Company, SCMI, Schroder Distributors, and Schroders Incorporated have adopted a code of ethics which contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

SERVICE ORGANIZATIONS

     Various banks, trust companies, broker-dealers (other than Schroder Distributors) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Distributors or SCMI. The costs borne by the Fund include legal and accounting expenses; Directors' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. See "Management" in the SAI. Company expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios of the Company in relation to the net assets of each portfolio. For the fiscal year ended October 31, 1994, the Fund's expenses were 0.90% of its average net assets. During the early part of fiscal year 1995 there was a significant redemption from the Fund by an institutional investor, who invested the proceeds thereof into other funds advised by SCMI. Such redemption may increase the expense ratio for the Fund prospectively.

     SCMI and Schroder Distributors have voluntarily undertaken to assume certain expenses of the Fund. This undertaking is designed to place a maximum limit on Fund expenses (including all fees to be paid to SCMI and Schroder Distributors but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) according to the following Schedule: 1.12% of the first $100 million of the Fund's daily net assets; 1.00% on the next $150 million of the average daily net assets; and 0.85% of the average daily net assets in excess of $250 million. This expense limitation will only apply so long as the Fund has at least $20 million in total assets and may be withdrawn by a majority vote of the disinterested Directors. If expense reimbursements are required, they will be made on a monthly basis. SCMI will reimburse the Fund for two-thirds of the amount required and Schroder Distributors, the remaining one-third; provided, however, that neither Schroder Distributors nor SCMI will be required to make any reimbursements in excess of the fees paid to them by the Fund on a monthly basis for their respective administrative and advisory services. This undertaking to reimburse expenses supplements any applicable state expense limitation (see "Fees and Expenses" in the SAI).

PORTFOLIO TRANSACTIONS

     The Investment Advisory Contract authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers and dealers selected by SCMI in its discretion and to seek "best execution" of such portfolio transactions. The Fund may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

     Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to the Fund than would be the case for comparable transactions effected on U.S. securities exchanges. Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect transactions of the Fund on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, the Fund's payment of commissions to Schroder Securities is subject to procedures adopted by the Board of Directors to provide that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Securities and in no event will Schroder Securities receive such brokerage in recognition of research services.

INTERNATIONAL EQUITY FUND
INVESTMENT IN THE FUND

PURCHASE OF SHARES

     Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions. Shares of the Fund are offered at the net asset value next determined after receipt of a Purchase Order (at the address set forth below) without any sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Prospectuses, sales material and applications can be obtained from the Company or Forum Financial Corp., the Fund's Transfer Agent. See "Other Information - Shareholder Inquires."

     The minimum initial investment is $2,500, except that the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

     Initial and subsequent purchases may be made by mailing a check (in U.S. dollars), payable to International Equity Fund, to:

          International Equity Fund
          P.O. Box 446
          Portland, Maine 04112

In the case of an initial purchase, the check must be accompanied by a completed Account Application.

     Service Organizations (on behalf of customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund at the following address:

          Chase Manhattan Bank
          New York, NY
          ABA No.: 021000021
          For Credit To: Forum Financial Corp.

          Acct. No.: 910-2-718187
          Ref.: International Equity Fund
          Account of: (shareholder name)
          Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Where the initial purchase is by wire, an account number will be assigned and a Account Application must be completed and mailed to the Fund. Purchase requests by wire that are received prior to 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of that day. Purchase requests by wire that are received after 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of the next day that the New York Stock Exchange is open for trading.

     For each shareholder of record, the Fund's Transfer Agent, as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gains distributions which are paid in additional shares. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

     Purchases may also be made through broker-dealers who assist their customers in purchasing shares of the Fund. Such broker-dealers may charge their customers a service fee for processing orders to purchase or sell shares of the Fund.

RETIREMENT PLANS

     Shares of the Fund are offered in connection with tax-deferred retirement plans. Applications forms and further information about these plans, including applicable fees, are available upon request. The Federal Income tax treatment of contributions to retirement plans has been substantially affected by recently enacted Federal tax legislation. Before investing in the Fund through one of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS

     Shares of the Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). An Internal Revenue Service-approved IRA plan naming First National Bank of Boston as custodian is available from the Company or the Fund's Transfer Agent. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income, and their spouses, whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

REDEMPTION OF SHARES

     Shares of the Fund will be redeemed at their next determined net asset value following receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. See "Net Asset Value." Redemption requests by telephone or wire may be made between the hours of 9:00 a.m. and 6:00 p.m. (New York City Time) on each day that the New York Stock Exchange is open for trading. Redemption requests by telephone or wire that are received prior to 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of that day. Redemption requests by telephone or wire that are received after 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of the next day that the New York Stock Exchange is open for trading.


     BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at 800-344-8332. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by Forum to confirm that such instructions are genuine. If such procedures are followed, neither Forum nor the Company will be liable for any losses due to unauthorized or fraudulent redemption requests. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

     WRITTEN REQUESTS. Redemptions may be made by letter to the Fund, specifying the dollar amount or number of shares to be redeemed and account number, and sent to:

          International Equity Fund
          P.O. Box 446
          Portland, Maine 04112

The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Fund's Transfer Agent. Such institutions may include certain banks, broker-dealers (including municipal and government securities brokers and dealers), credit unions, securities exchanges and associations, clearing agencies and savings associations. (Notaries public are not acceptable.) Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the Account Information telephone number appearing on the cover of this Prospectus.

     If shares to be redeemed are held in certificate form, the certificates must be enclosed with the letter and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the name or names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

     Checks for redemption proceeds will normally be mailed within seven days but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 calendar days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

     The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

     If the Board of Directors should determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information - Redemption in Kind" in the SAI.

     The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the total investment does not have a value of at least $2,000 unless the value of the account shall have fallen below such amount solely as a result of market activity. An affected shareholder would be notified that the value of his account was less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least the $2,000 level.

NET ASSET VALUE

     The net asset value per share of the Fund is calculated at 4:00 p.m. (New York City Time), Monday through Friday, on each day that the New York Stock Exchange is open for trading (which excludes the following national business holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all liabilities by the number of shares of the Fund outstanding. Portfolio securities listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

     Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board of Directors.

     All assets and liabilities of the Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

INTERNATIONAL EQUITY FUND
DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies. As a regulated investment company, the Fund intends to distribute substantially all of its net investment income and its net realized long term capital gains at least annually and therefore intends not to be subject to Federal income tax to the extent it distributes such income and capital gains in the manner required under the Code.

     The Fund intends to elect, pursuant to Section 853 of the Code if the Fund is eligible to do so, to permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. Each shareholder should include in his report of gross income in his Federal income tax return both cash dividends received by him from the Fund and also the amount which the Fund advises him is his pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Each shareholder then would be entitled, subject to certain limitations, to take a foreign tax credit against his Federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

     The Fund intends to declare and pay as a dividend substantially all of its net investment income annually and to distribute any net realized long-term capital gains at least annually. Dividend and capital gains distributions will be reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his Account Application or otherwise in writing of his election to receive distributions in cash.

     Dividend and capital gains distributions are made on a per share basis. After every distribution the value of a share declines by the amount of the distribution. Purchases made shortly before a distribution include in the purchase price the amount of the distribution which will be returned to the investor in the form of a taxable dividend or capital gains distribution.

     For Federal income tax purposes, distributions of the Fund's net taxable income will be taxable to shareholders as ordinary income whether they are invested in additional shares or received in cash. Distributions of any net capital gains designated by the Fund as capital gains dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held the shares and whether they are invested in additional shares or received in cash. Each year the Fund will notify shareholders of the tax status of dividends and distributions.

     Earnings of the Fund not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of this tax, the Fund intends to comply with this distribution requirement.

     The Fund generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid to shareholders if (a) the payee fails to furnish and to certify the payee's correct taxpayer identification number or social security number, (b) the IRS notifies the Fund that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) when required to do so, the payee fails to certify that he is not subject to backup withholding.

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of ownership of shares of the Fund in their particular circumstances.

INTERNATIONAL EQUITY FUND
OTHER INFORMATION

CAPITALIZATION AND VOTING

     The Company's Articles of Incorporation authorize the Company's Board of Directors to issue 100,000,000 shares of common stock, with a $0.01 par value. The Board of Directors has the power to designate one or more classes ("Classes") of the common stock, each to pertain to a separate investment portfolio, and to classify or reclassify any unissued shares with respect to such Classes. Currently the Company is offering five Classes, one of which pertains to the Fund. The Board of Directors may create one or more additional Classes in the future.

     The shares of the Company are fully paid and non-assessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. The shares have no pre-emptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Company. On matters requiring shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Class they hold, except as otherwise required by applicable law.

     There will normally be no meetings of shareholders to elect Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Company may remove any person serving as a Director and the Board of Directors will call a special meeting of shareholders to consider removal of one or more Directors if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Company.

REPORTS

     The Company sends to each shareholder of the Fund a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund.

PERFORMANCE INFORMATION

     The Fund may, from time to time include quotations of its total return in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of 1, 5 and 10 years (up to the life of the Fund). Total return quotations reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for the Fund may be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for the Fund represents only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund's portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

     Securities of the Fund are held by The Chase Manhattan Bank, N.A. as Custodian for the Fund. Forum Financial Corp. serves as the Fund's Transfer and Dividend Disbursing Agent.

SHAREHOLDER INQUIRIES

     Inquiries about the Fund's investment policies and past performance should be directed to:

          International Equity Fund
          P.O. Box 446
          Portland, Maine 04112

     Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

INTERNATIONAL EQUITY FUND


INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Capital Distributors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Financial Services, Inc.
61 Broadway, Suite 2770
New York, New York 10006

CUSTODIAN
The Chase Manhattan Bank, N.A.
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

COUNSEL
Jacobs Persinger & Parker
77 Water Street
New York, New York 10005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109


Table of Contents
THE FUND. . . . . . . . . . . . . . . . . . . . . . . . 2
Introduction. . . . . . . . . . . . . . . . . . . . . . 2
Fee Table . . . . . . . . . . . . . . . . . . . . . . . 2
Financial History . . . . . . . . . . . . . . . . . . . 4
Investment Objective. . . . . . . . . . . . . . . . . . 5
Investment Policies . . . . . . . . . . . . . . . . . . 5
Investment Restrictions . . . . . . . . . . . . . . . . 5
Special Considerations. . . . . . . . . . . . . . . . . 6
MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . 7
Board of Directrors . . . . . . . . . . . . . . . . . . 7
Investment Adviser and Portfolio Manager. . . . . . . . 7
Administrative Services . . . . . . . . . . . . . . . . 7
Distribution. . . . . . . . . . . . . . . . . . . . . . 8
Code of Ethics. . . . . . . . . . . . . . . . . . . . . 8
Service Organizations . . . . . . . . . . . . . . . . . 8
Other Expenses. . . . . . . . . . . . . . . . . . . . . 9
Portfolio Transactions. . . . . . . . . . . . . . . . . 9
INVESTMENT IN THE FUND. . . . . . . . . . . . . . . . .10
Purchase of Shares. . . . . . . . . . . . . . . . . . .10
Retirement Plans. . . . . . . . . . . . . . . . . . . .10
Individual Retirement Accounts. . . . . . . . . . . . .11
Redemption of Shares. . . . . . . . . . . . . . . . . .11
Net Asset Value . . . . . . . . . . . . . . . . . . . .12
DIVDENDS, DISTRIBUTION AND TAXES. . . . . . . . . . . .13
OTHER INFORMATION . . . . . . . . . . . . . . . . . . .14
Capitalization and Voting . . . . . . . . . . . . . . .14
Reports . . . . . . . . . . . . . . . . . . . . . . . .14
Performance Information . . . . . . . . . . . . . . . .14
Custodian and Tranafer Agent. . . . . . . . . . . . . .15
Shareholder Inquiries . . . . . . . . . . . . . . . . .15


INTERNATIONAL
EQUITY FUND






Prospectus
March 1, 1995

                            SCHRODER U.S. EQUITY FUND
                      SCHRODER U.S. SMALLER COMPANIES FUND
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

--------------------------------------------------------------------------------
GENERAL INFORMATION:     (207) 879 8903
ACCOUNT INFORMATION:     (800) 344 8332
FAX:                     (207) 879 6206
--------------------------------------------------------------------------------

       SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. - INVESTMENT ADVISER
                SCHRODER CAPITAL DISTRIBUTORS INC. - DISTRIBUTOR

     Schroder U.S. Equity Fund and Schroder U.S. Smaller Companies Fund (each a "Fund" and collectively the "Funds") are separately-managed, diversified portfolios of Schroder Capital Funds, Inc. (the "Company"), an open-end management investment company currently consisting of five separate portfolios, each of which has different investment objectives and policies.

     Schroder U.S. Equity Fund seeks growth of capital by investing substantially all of its assets in common stock and securities convertible into common stock. Income, while a factor in portfolio selection, is secondary to the principal objective of growth of capital. The Fund also may invest in warrants or other rights to purchase common stock, and to a lesser extent in non-convertible preferred and debt securities.

     Schroder U.S. Smaller Companies Fund seeks capital appreciation through investments in a diversified portfolio which under normal conditions will have at least 65% of its total assets invested in equity securities of companies having market capitalizations under $1 billion. Current income will be incidental to the objective of capital appreciation. Investments in smaller capitalization companies involve greater risks than those risks associated with investments in larger capitalization companies.

     This Prospectus sets forth concisely the information concerning the Funds that a prospective investor should know before investing. A Statement of Additional Information (the "SAI") for each Fund, dated March 1, 1995, as supplemented from time to time and containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. Each Fund's SAI is available without charge and may be obtained by writing or calling the Funds at the address and telephone numbers printed above.

   ---------------------------------------------------------------------------
   This prospectus should be read and retained for information about the Fund.
   ---------------------------------------------------------------------------

      THE SHARES OFFERED HEREBY ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND
    ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
   OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is dated March 1, 1995.

PROSPECTUS SUMMARY
                                                                               2

THE FUNDS

The Funds are separately-managed, non-diversified no-load portfolios of Schroder Capital Funds, Inc., which was organized as a corporation under Maryland law on June 30, 1969, and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). On February 29, 1988, the Company was recapitalized to enable the Company's Board of Directors (the "Board of Directors") to establish series of separately-managed investment portfolios and to issue a separate class of the Company's common stock with respect to each portfolio. The Company currently consists of five separate portfolios, each of which has separate investment objectives and policies.

INVESTMENT ADVISER

The Funds' Investment Adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York, 10019. See "Management of the Funds - Investment Adviser and Portfolio Managers."

ADMINISTRATIVE SERVICES

The Administrator of Schroder U.S. Smaller Companies Fund is Schroder Capital Distributors Inc. ("Schroder Distributors"), 787 Seventh Avenue, New York, New York 10019, a wholly-owned subsidiary of SCMI. SCMI provides similar administrative services for Schroder U.S. Equity Fund through its Investment Advisory Contract with that Fund. The Company and SCMI, with respect to Schroder U.S. Equity Fund, and the Company and Schroder Distributors, with respect to Schroder U.S. Smaller Companies Fund, have entered into Sub-Administration Agreements with Forum Financial Services, Inc. ("Forum"). In these capacities, Schroder Distributors and Forum provide certain management and administrative services necessary for the Funds' operations, other than the investment management and administrative services provided to the Funds by SCMI pursuant to its Investment Advisory Contracts with the Funds. See "Management of the Funds - Administrative Services."

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Funds may be purchased directly through the Funds' Transfer Agent, Forum Financial Corp., through certain broker-dealers who assist their customers in purchasing shares of the Funds and through certain other financial organizations. The minimum initial investment for Schroder U.S. Equity Fund is $500 and for Schroder U.S. Smaller Companies Fund is $2,500. The minimum subsequent investment is $100 for each Fund. See "Investment in the Funds - Purchase of Shares." Redemptions may be made by telephone or by letter to the Funds, specifying the dollar amount or number of shares to be redeemed and account number. See "Investment in the Funds - Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to declare and pay as a dividend substantially all of their net investment income annually and to distribute any net realized long-term capital gain at least annually. Dividend and capital gain distributions will be reinvested automatically in additional shares of a Fund unless the shareholder has notified the Fund in the shareholder's Account Application or otherwise in writing of the shareholder's election to receive distributions in cash. See "Dividends, Distributions and Taxes."

SPECIAL RISK CONSIDERATIONS

There can be no assurance that either Fund will achieve its investment objective. A Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities so that, upon redemption, an investment in a Fund may be worth more or less than its original value.

All investments by the Funds entail risk. Schroder U.S. Smaller Companies Fund's policy of investing in smaller companies entails certain risks in addition to those normally associated with investments in equity securities.
See "Investment Objectives and Policies - Schroder U.S. Smaller Companies Fund - Certain Risk Considerations."

FEE TABLE
                                                                               3


The foregoing table shows the costs and expenses that an investor would incur as a shareholder of a Fund, based upon that Fund's annual operating expenses for the fiscal year ended October 31, 1994.


                                                                                                  Schroder
                                                                            Schroder U.S.       U.S. Smaller
                                                                             Equity Fund       Companies Fund
                                                                            -------------      --------------

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchase
  (as a percentage of the offering price)                                        None                None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of the offering price)                                        None                None
Deferred Sales Load (as a percentage of the redemption proceeds)                 None                None
Redemption Fees (as a percentage of the amount redeemed)                         None                None
Exchange Fees                                                                    None                None
Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fees*                                                                0.74%               0.74%
12b-1 Fees**                                                                     None                None
Other Expenses***                                                               0.57%               0.71%
                                                                                -----               -----
Total Fund Operating Expenses                                                   1.31%               1.45%



* Management Fees for the Funds reflect the fees paid by the Funds for investment and administrative services. Management Fees for the Funds are higher than those generally charged to most investment companies; they are not necessarily higher than those charged to funds with investment objectives similar to those of the Fund.

** Pursuant to Rule 12b-1 under the Act, Schroder U.S. Smaller Companies Fund has adopted a Distribution Plan generally authorizing it to pay directly, or reimburse the distributor for, costs and expenses incurred in connection with distribution of Fund shares. These payments or reimbursements are limited to an annual rate of 0.50% of the Fund's average daily net assets. Costs or expenses in excess of this limit may not be carried forward to future years. See "Management of the Funds - Distribution." The Fund has no current intention of implementing the Distribution Plan, and in any event will make no payments under the Distribution Plan until further authorized by the Board of Directors. If the Distribution Plan is implemented, long term shareholders of the Fund may pay aggregate sales charges totalling more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. In the event that the Fund were to make payments under the Distribution Plan, 12b-1 Fees and Total Operating Expenses would be higher.

*** In addition to and distinct from payments authorized under the Distribution Plan, the Board of Directors has authorized each Fund generally to pay Service Organizations fees at an annual rate of up to 0.25% of the Fund's average daily net assets for administrative services related to maintaining shareholder accounts. See "Management of the Funds - Service Organizations." The Funds have no intention of making any such payments, and in any event will make no such payments until further authorized by the Board of Directors. In the event that a Fund were to make payments to Service Organizations, Other Expenses and Total Operating Expenses would be higher. For a description of the other types of expenses for each Fund included in the category "Other Expenses," see "Management of the Funds - Other Expenses."

EXAMPLE

You would pay the following expenses on a $1,000 investment in a Fund, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                          1 Year    3 Years   5 Years  10 Years
                                          ------    -------   -------  --------
Schroder U.S. Equity Fund                   $13       $41       $72      $158
Schroder U.S. Smaller Companies Fund        $15       $46       $79      $174

     THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT SHAREHOLDERS IN THE FUNDS WILL BEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; THE ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

FINANCIAL HIGHLIGHTS
                                                                               4


     The financial data shown below is to assist investors in evaluating the performance of the Funds for the periods shown. This information is part of the Funds' financial statements and has been audited by Coopers & Lybrand L.L.P., independent accountants. The data in the table should be read in conjunction with the financial statements, notes thereto and report thereon of Coopers & Lybrand L.L.P. contained in each Fund's annual report which is incorporated by reference into the SAI. Further information about each Fund's performance also is contained in the annual report, which may be obtained by shareholders free of charge upon request.


                                                                         SCHRODER U.S. EQUITY FUND
                                                                           Year ended October 31
                                              1994           1993           1992           1991           1990           1989
                                            ---------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR           11.28          10.51           9.56           7.05           8.35           7.49
                                            ---------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                       0.04           0.05           0.02           0.09           0.11           0.17
  Net Realized Income and Unrealized
    Gain (Loss) on Investments               (0.27)          1.86           1.61           2.57          (0.77)          1.30
                                            ---------------------------------------------------------------------------------

Total from Investment Operations             (0.23)          1.91           1.63           2.66          (0.66)          1.47
DISTRIBUTIONS
  from Net Investment Income                 (0.01)         (0.04)         (0.04)         (0.11)         (0.11)         (0.15)
  from Realized Capital Gain                 (2.52)         (1.10)         (0.58)            --          (0.53)         (0.46)
  from Capital Paid-In                          --             --          (0.06)         (0.04)            --             --
                                            ---------------------------------------------------------------------------------
Total Distributions                          (2.53)         (1.14)         (0.68)         (0.15)         (0.64)         (0.61)
NET ASSET VALUE, END OF YEAR                 $8.52         $11.28         $10.51          $9.56          $7.05          $8.35
                                            ---------------------------------------------------------------------------------
TOTAL RETURN                                 (2.01)%        19.49%         17.74%         38.16%        (8.78%)         21.05%
                                            ---------------------------------------------------------------------------------

RATIO/SUPPLEMENTARY DATA:
  Net Assets, End of Year  (Thousands)      18,483         21,865         19,882         20,234         18,290         23,838
  Ratio of Expenses to Average Net Assets     1.31%          1.18%          1.40%          1.39%          1.34%          1.49%
  Ratio of Net Investment
    Income to Average Net Assets              0.41%          0.51%          0.42%          1.30%          1.59%          1.99%
  Portfolio Turnover Rate                    27.43%         57.78%         31.33%         29.98%         28.31%         40.35%


                                                          Schroder U.S. Equity Fund                      Schroder U.S. Smaller
                                                                 (continued)                                Companies Fund
                                                            Year ended October 31                        Year ended October 31
                                              1988           1987           1986           1985           1994           1993 (a)
                                            ---------------------------------------------------         ---------------------

NET ASSET VALUE, BEGINNING OF YEAR           10.15          12.55          10.86          10.49         $10.99         $10.00
                                            ---------------------------------------------------         ---------------------
INVESTMENT OPERATIONS
  Net Investment Income                       0.18           0.20           0.28           0.28          (0.07)         (0.02)
  Net Realized Income and Unrealized
    Gain (Loss) on Investments                0.28           0.18           2.38           0.75           0.97           1.01
                                            ---------------------------------------------------         ---------------------
Total from Investment Operations              0.46           0.38           2.66           1.03           0.90           0.99
DISTRIBUTIONS
  from Net Investment Income                 (0.18)         (0.25)         (0.24)         (0.30)            --             --
  from Realized Capital Gain                 (2.94)         (2.53)         (0.73)         (0.36)         (0.08)            --
  from Capital Paid-In                          --             --             --             --             --             --
                                            ---------------------------------------------------         ---------------------
Total Distributions                          (3.12)         (2.78)         (0.97)         (0.66)         (0.08)            --

NET ASSET VALUE, END OF YEAR                 $7.49         $10.15         $12.55         $10.86         $11.81         $10.99
                                            ---------------------------------------------------         ---------------------
TOTAL RETURN                                  7.74%          2.55%         25.43%         10.31%          8.26%          9.90%
                                            ---------------------------------------------------         ---------------------

RATIO/SUPPLEMENTARY DATA:
  Net Assets, End of Year  (Thousands)      25,569         29,749         46,641         51,346         13,324         12,489
  Ratio of Expenses to Average Net Assets     1.60%          1.30%          1.16%          1.16%          1.45%          2.03% (b)
  Ratio of Net Investment
    Income to Average Net Assets              1.89%          1.60%          2.25%          2.66%         (0.58%)        (0.99%)(b)
  Portfolio Turnover Rate                    18.42%         43.11%         40.51%         58.53%         70.82%         12.58% (b)


(a)  The Fund commenced operations on August 6, 1993.
(b)  Annualized

INVESTMENT OBJECTIVES AND POLICIES
                                                                               5

SCHRODER U.S. EQUITY FUND

     INVESTMENT OBJECTIVES. The primary investment objective of the Fund is to seek growth of capital. Income, while a factor in portfolio selection, is secondary to the principal objective.

     These investment objectives are fundamental policies of the Fund and as such cannot be changed without the majority approval of the Fund's shareholders. A non-fundamental policy could be changed by the Board of Directors without prior shareholder approval. Unless otherwise indicated, all of the investment policies of the Fund described below are also fundamental policies.

     There can be no assurance that the Fund's objective will be achieved. The Fund is not intended for investors whose objective is assured income or preservation of capital.

     INVESTMENT POLICIES. The Fund will normally invest substantially all of its assets in common stock and securities convertible into common stock. As part of this policy, the Fund may also invest in other securities with common stock purchase warrants attached, in such warrants themselves or in other rights to purchase common stock.

     The Fund may also invest to a limited degree in non-convertible preferred and debt securities. Such investments might be made when management believes that greater yields could be earned on these types of securities of investment grade than on U.S. Government securities or bank certificates of deposit. As a non-fundamental policy, the Fund will not invest more than 15% of its total assets in non-convertible preferred and debt securities.

     The Fund will generally purchase securities which are believed to have potential for capital appreciation. However, securities will be disposed of when the Fund believes that such potential is no longer feasible or the risk of decline in market price is too great.

     For temporary defensive purposes, the Fund may invest all or any portion of its assets in investment grade corporate bonds or debentures (meaning for these purposes bonds or debentures rated "A" or better by Standard & Poor's Corporation or the equivalent thereof), preferred stock, U.S. Government securities or bank certificates of deposit. Management may pursue a temporary defensive strategy when it believes that the market appears relatively fully priced or that uncertain economic conditions indicate the advisability of assuming a temporary defensive position.

     As an operating, non-fundamental policy, the Fund may also invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions or other Fund obligations. These securities may include U.S. Government securities, commercial paper, bank certificates of deposit and bankers' acceptances, and repurchase agreements collateralized by these securities. The Fund will limit its total investment at any time in these securities for this operating purpose to not more than 25% of its total assets.

     The Fund may from time to time acquire securities which are subject to legal or contractual restrictions on resale. The risk involved in such investments is that a considerable period might elapse between the time a decision is made to sell such securities and the time the Fund might be permitted to sell all or part of such securities publicly under a registration statement or an exemption from registration or privately to a suitable purchaser. The delay might adversely affect the price which the Fund could obtain for the securities and, in a registration, the Fund could be required to pay registration expenses.

     The Fund is authorized to borrow money from a bank on its promissory note or other evidence of indebtedness. Monies borrowed would be invested and any appreciation thereon, to the extent it exceeded interest paid on the loan, would cause the net asset value of Fund shares to rise faster than it would otherwise. If, however, the investment performance of additional monies failed to cover the Fund's interest charges, the net asset value would decrease faster than would otherwise be the case. This is the speculative feature known as "leverage".

     The Fund's authority to borrow is subject to limitations.  Any borrowing
(i) would not exceed one-third of the value of the Fund's total assets after the borrowing, (ii) if at any time it exceeded the one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce its borrowings to the limitation, and (iii) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with these limitations, the Fund might be required to dispose of certain of its assets when it might be disadvantageous to do so. Any borrowings would be subject to Federal Reserve Board regulations. The Fund has not borrowed for investment or any other purpose during the last ten years and, as a non-fundamental policy, will not borrow for investment in the future.

SCHRODER U.S. SMALLER COMPANIES FUND

     INVESTMENT OBJECTIVES. The Fund's investment objective is capital appreciation through investment in a diversified portfolio which under normal conditions will have at least 65% of its total assets invested in equity securities of companies having market capitalizations under $1 billion. Current income will be incidental to the objective of capital appreciation.

     These investment objectives are fundamental policies of the Fund and as such cannot be changed without the majority approval of the Fund's shareholders. A non-fundamental policy could be changed by the Board of Directors without prior shareholder approval. Unless otherwise indicated, all of the investment policies of the Fund described below are also fundamental policies.

     There can be no assurance that the Fund's objective will be achieved. The Fund is not intended for investors whose objective is assured income or preservation of capital.

     INVESTMENT POLICIES. The Fund is designed for the investment of that portion of an investor's funds which can appropriately bear the special risks associated with investment in smaller capitalization companies with the aim of capital appreciation. In its investment approach, SCMI will attempt to identify securities of companies which it believes can generate above average earnings growth, selling at favorable prices in relation to book values and earnings. As part of the investment decision the investment adviser's assessment of the competency of an issuer's management will be an important consideration. These criteria are not rigid, and other investments may be included in the Fund's portfolio if they may help the Fund to attain its objective. These criteria can be changed by the Board of Directors.

     The Fund will invest principally in equity securities (common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks). However, the Fund may also invest to a limited degree in non-convertible debt securities and preferred stocks when, in the opinion of SCMI, such investments are warranted to achieve the Fund's investment objective. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Investments in warrants or rights to subscribe for or purchase common stocks will not be counted in determining the 65% of total assets test set forth above but are subject to the limitations described below in "Additional Investment Policies - Warrants".

     The Fund may invest in securities of small, unseasoned companies (which, together with any predecessors, have been in operation for less than three years), as well as in securities of more established companies. In view of the volatility of price movements of the former, as a non-fundamental policy, the Fund currently intends to invest no more than 10% of its total assets in securities of small, unseasoned issuers, while reserving the right to invest up to 20% of its total assets in such issuers.

     Although there is no minimum rating for debt securities (convertible or non-convertible) in which the Fund may invest, it is the present intention of the Fund to invest no more than 5% of its net assets in debt securities rated below Baa by Moody's Investors Service Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"), such securities being commonly known as "high yield/high risk" securities or "junk bonds," and it will not invest in debt securities which are in default. High yield/high risk securities are predominantly speculative with respect to the capacity to pay interest and repay principal and generally involve a greater volatility of price than securities in higher rated categories. In the event the Fund intends in the future to invest more than 5% of its net assets in junk bonds, appropriate disclosures will be made to existing and prospective shareholders. It should be noted that even bonds rated Baa by Moody's or BBB by S&P are described by those rating agencies as having speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of such bonds to make principal and interest payments than is the case with higher grade bonds. The Fund is not obligated to dispose of securities due to changes by the rating agencies. See the SAI for information about the risks associated with investing in junk bonds.

     For temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. The Fund also may hold cash and time deposits in U.S. banks. See "Investment Policies" in the SAI for further information about all these securities.

     CERTAIN RISK CONSIDERATIONS. All investments involve certain risks. Investments in smaller capitalization companies involve greater risks than those risks associated with investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, consequently, generally have a disproportionate effect on their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

     Investments in small, unseasoned issuers generally involve greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel which have not been thoroughly tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities, which the Fund may purchase when they are offered to the public for the first time, may have a limited trading market, which may adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

ADDITIONAL INVESTMENT POLICIES

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller - a U.S. bank or recognized broker-dealer - sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). In these transactions, the values of the underlying securities purchased by the Fund are monitored at all times by SCMI to insure that the total value of the securities equals or exceeds the value of the repurchase agreement, and the Fund's custodian bank holds the securities until they are repurchased. In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

     WARRANTS. As a non-fundamental policy, the Funds may not invest more than 5% of their net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of a Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     ILLIQUID AND RESTRICTED SECURITIES. As a non-fundamental policy, Schroder U.S. Equity Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its total assets would be invested in securities that are illiquid by virtue of the absence of a readily available market ("illiquid securities"). Securities subject to legal or contractual restrictions on resale ("restricted securities") and evidences of indebtedness of a type distributed privately to financial institutions are included in Schroder U.S. Equity Fund's 10% limit. As a non-fundamental policy, Schroder U.S. Smaller Companies Fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in illiquid securities. There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by Schroder U.S. Smaller Companies Fund and a portion of assets used to cover such options as well as repurchase agreements maturing in more than seven days. Schroder U.S. Smaller Companies Fund's limit on investment in illiquid securities does not include restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Directors or SCMI under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid. See "Illiquid and Restricted Securities" in the SAI for further details.

     LOANS OF PORTFOLIO SECURITIES. Schroder U.S. Smaller Companies Fund may lend portfolio securities (other than in repurchase transactions) to brokers, dealers and other financial institutions meeting specified credit conditions, if the loan is collateralized in accordance with applicable regulatory requirements and if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund's total assets. By so doing, the Fund attempts to earn income through the receipt of interest on the loan. In the event of the bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased, the Fund could experience a loss.

     The Fund may lend securities from its portfolio if liquid assets in an amount at least equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained as collateral by the Fund in a segregated account. Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan, and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time that the securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in U.S. Government securities and liquid high grade debt obligations. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's Board of Directors.

     COVERED CALLS AND HEDGING. While Schroder U.S. Smaller Companies Fund does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments". In general, the Fund may use Hedging Instruments: (1) to attempt to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and thus protect the Fund's net asset value per share against downward market trends, or (2) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Fund will not use Hedging Instruments for speculation. The Hedging Instruments which the Fund is authorized to use have certain risks associated with them. Principal among such risks are: (a) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (b) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (c) possible losses resulting from the inability of the Fund's investment adviser to correctly predict the direction of stock prices, interests rates and other economic factors. The Hedging Instruments the Fund may use and the risks associated with them are described in greater detail under "Covered Calls and Hedging" in the SAI.

     SHORT SALES AGAINST-THE-BOX. Schroder U.S. Smaller Companies Fund may not sell securities short except in "short sales against-the-box". For Federal income tax purposes, short sales against-the-box may be made to defer recognition of gain or loss on the sale of securities "in the box" and no income can result and no gain can be realized from securities sold short against-the-box until the short position is closed out. Such short sales are subject to the limits described in "Investment Restrictions," below. See "Short Sales Against-the-Box" in the SAI for further details.

     PORTFOLIO TURNOVER. The Funds may engage in short-term trading but their portfolio turnover rates are not expected to exceed 100%. High portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. Also, higher portfolio turnover rates can make it more difficult for a Fund to qualify as a regulated investment company for federal income tax purposes and may cause shareholders of a Fund to recognize gains for federal income tax purposes. See "Taxation" in the SAI.

INVESTMENT RESTRICTIONS

     SCHRODER U.S. EQUITY FUND. The Fund has adopted certain investment restrictions designed to reduce its exposure in specific situations which are fundamental policies of the Fund. Under some of those restrictions the Fund cannot:

     (1)  Acquire more than 10% of the voting securities of any one issuer;

     (2)  Invest 25% or more of its total assets in any one industry;

     (3) Invest in companies for the purpose of exercising control or management;

     (4)  Invest more than 10% of its total assets in "restricted securities";

     (5) Make loans to other persons except that it may invest up to 10% of its total assets in evidences of indebtedness of a type distributed privately to financial institutions;

     (6) Invest, in the aggregate, more than 10% of its total assets in securities described in 4 and 5 above;

     (7)  Invest in other investment companies.

     As a non-fundamental policy, the Fund will not engage in writing, buying or selling of stock index futures, options on stock index futures, financial futures contracts or options thereon.

     The percentage restrictions described above and in the SAI apply only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund. A supplementary list of investment restrictions is contained in the SAI.

     SCHRODER U.S. SMALLER COMPANIES FUND. The Fund has adopted certain investment restrictions designed to reduce its exposure in specific situations which are fundamental policies of the Fund. Under some of those restrictions the Fund cannot:

     (1) Invest in securities (except those of the U.S. Government or its agencies or instrumentalities) or any issuer if immediately thereafter
          (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would then own more than 10% of that issuer's voting securities;

     (2) Make short sales of securities except "short sales against-the-box"; in such short sales, at all times during which a short position is open, the Fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short; no more than 15% of the Fund's net assets will be held as collateral for such short sales at any one time;

     (3) Concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Fund's total assets would consist of securities of companies in that industry;

     (4) Borrow money except from banks for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the Fund;

     (5) Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of the total assets of the Fund;

     (6) Deviate from the percentage requirements listed under "Investment Policies" and "Additional Investment Policies"; or

     (7) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase of securities of closed-end investment companies and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, or (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities. It should be noted that as a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses.

     The percentage restrictions described above and in the SAI apply only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund. A supplementary list of investment restrictions is contained in the SAI.

MANAGEMENT OF THE FUNDS
                                                                              11


BOARD OF DIRECTORS

     The business and affairs of the Funds are managed under the direction of the Board of Directors of the Company. The Directors are Peter E. Guernsey, Ralph E. Hansmann, John I. Howell, Laura E. Luckyn-Malone, Clarence F. Michalis, Hermann C. Schwab and Mark J. Smith. Additional information regarding the Directors, as well as the Company's executive officers, may be found in each SAI under the heading "Management - Officers and Directors."

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

     Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Funds pursuant to separate Investment Advisory Contracts. SCMI manages the investment and reinvestment of the assets included in each Fund's portfolio and continuously reviews, supervises and administers the Funds' investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion.

     SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services with assets under management currently in excess of $75 billion.

     For its advisory services with respect to Schroder U.S. Equity Fund, SCMI receives from that Fund a fee, payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets of the first $100 million and 0.50% of the Fund's average daily net assets in excess of $100 million. During the fiscal year ended October 31, 1994, the total advisory fees paid by Schroder U.S. Equity Fund to SCMI represented an annual effective rate of 0.74% of the Fund's average daily net assets.

     For its advisory services with respect to Schroder U.S. Smaller Companies Fund, SCMI receives a monthly advisory fee equal on an annual basis to 0.50% of the Fund's average daily net assets of the first $100 million, 0.40% of the next $150 million the Fund's average daily net assets and 0.35% of the Fund's average daily net assets in excess of $250 million. During the fiscal year ended October 31, 1994, the total advisory fees paid by Schroder U.S. Smaller Companies Fund to SCMI represented an annual effective rate of 0.49% of the Fund's average daily net assets.

     It is the Company's understanding that although other mutual funds pay investment advisory fees at annual rates of 0.75% or more of their average net assets (or a portion thereof), the majority of other mutual funds, regardless of size, pay advisory fees at rates lower than 0.75% of any portion of their average net assets.

     Fariba Talebi, a Vice President of the Company and a First Vice President of SCMI, with the assistance of an investment committee, is primarily responsible for the day-to-day management of Schroder U.S. Equity Fund's investment portfolio, a responsibility she has held since April, 1991. The investment management team of Ms. Talebi and Ira Unschuld, a Vice President of the Company and of SCMI, with the assistance of an investment committee, is primarily responsible for the day-to-day management of Schroder U.S. Smaller Companies Fund's investment portfolio, and has so managed the Fund since its inception. Ms. Talebi and Mr. Unschuld have been employed by SCMI in the investment research and portfolio management areas since 1987 and 1990, respectively.

ADMINISTRATIVE SERVICES

     On behalf of Schroder U.S. Smaller Companies Fund, the Company has entered into an Administrative Services Contract with Schroder Capital Distributors Inc. ("Schroder Distributors"). SCMI provides similar administrative services for Schroder U.S. Equity Fund through its Investment Advisory Contract with that Fund. The Company and SCMI, with respect to Schroder U.S. Equity Fund, and the Company and Schroder Distributors, with respect to Schroder U.S. Smaller Companies Fund, have entered into Sub-Administration Agreements with Forum Financial Services, Inc. ("Forum"). Schroder Distributors (with respect to Schroder U.S. Smaller Companies Fund) and Forum (with respect to each Fund) provide certain management and administrative services necessary for the Funds' operations, other than the investment management and administrative services provided to the Funds by SCMI pursuant to its Investment Advisory Contracts.

     Schroder Distributors is a wholly-owned subsidiary of SCMI. For its administrative services with respect to Schroder U.S. Smaller Companies Fund, Schroder Distributors receives from that Fund a fee, payable monthly, at the annual rate of 0.25% of the first $100 million of the Fund's average daily net assets, 0.20% of the next $150 million of the Fund's average daily net assets and 0.175% of average daily net assets in excess of $250 million. For the fiscal year ended October 31, 1994, the Fund paid Schroder Distributors fees representing an effective rate of 0.25% of the Fund's average daily net assets.

CODE OF ETHICS

     The Funds, the Company, SCMI, Schroder Distributors, and Schroders Incorporated have adopted a code of ethics which contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

DISTRIBUTION

     Schroder Distributors acts as distributor to each Fund. Schroder Distributors was organized in 1989 and registered as a broker-dealer to serve as an administrator and distributor of mutual funds. Under the Distribution Plan (the "Plan") adopted by the Company on behalf of Schroder U.S. Smaller Companies Fund, which is in the form of a reimbursement plan, the Company is authorized to pay directly or reimburse Schroder Distributors monthly for costs and expenses incurred in connection with the distribution of Fund shares. Such payment or reimbursement is subject to a limit of 0.50% per annum of the Fund's average daily net assets. Payment or reimbursement may be for various types of costs, including: (1) advertising expenses, including advertising by radio, television, newspapers, magazines, brochures, sales literature, or direct mail,
(2) costs of printing prospectuses and other materials to be given or sent to prospective investors, (3) expenses of sales employees or agents of Schroder Distributors, including salary, commissions, travel and related expenses in connection with the distribution of Fund shares and (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Fund shares ("trail fees"). Such payments to broker-dealers may be in amounts up to 0.50% per annum of the Fund's average daily net assets. The Fund will not be liable for distribution expenditures made by the distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Costs or expenses in excess of the 0.50% per annum limit may not be carried forward to future years. Salary expense of salesmen who are responsible for marketing shares of the Fund may be allocated to various portfolios of the Company that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expense may be allocated to, or divided among, the particular portfolios of the Company for which it is incurred. The Fund will make no payments under the Distribution Plan until the Board of Directors specifically further so authorizes.

     Under the Distribution Contract between the Fund and Schroder Distributors, Schroder Distributors provides its services to Schroder U.S. Equity Fund without compensation and bears all the costs and expenses associated with the distribution of Fund shares. Under the Distribution Contract between the Fund and Schroder Distributors, Schroder Distributors provides its services to Schroder U.S. Smaller Companies Fund without compensation other than any payments made pursuant to the Plan.

SERVICE ORGANIZATIONS

     Various banks, trust companies, broker-dealers (other than Schroder Distributors) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. Each Fund may pay fees to Service Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

     The Funds bear all costs of their operations other than expenses specifically assumed by Schroder Distributors or SCMI. The costs borne by the Funds include legal and accounting expenses; Directors' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Company expenses directly attributed to a Fund are charged to that Fund; other expenses are allocated proportionately among all the portfolios of the Company in relation to the net assets of each portfolio. See "Management - Fees and Expenses" in the SAI.

     For the fiscal year ended October 31, 1994, Fund expenses (other than advisory and administrative fees) as a percentage of average net assets for Schroder U.S. Equity Fund and Schroder U.S. Smaller Companies Fund were 0.57% and 0.71%, respectively.

PORTFOLIO TRANSACTIONS

     Decisions with respect to allocation of Schroder U.S. Equity Fund's portfolio brokerage are made by the Company's President, a Vice President or Treasurer. It is Schroder U.S. Equity Fund's policy, consistent with best execution, to secure the highest possible price on sales and the lowest possible price on purchases of securities. Schroder U.S. Smaller Companies Fund's Investment Advisory Contract with SCMI authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers and dealers selected by SCMI in its discretion and to seek best execution of these portfolio transactions. Each Fund may pay higher than the lowest available commission rates when such brokerage allocation is believed reasonable in light of the value of the brokerage and research services provided by the broker effecting the transaction.

     Subject to each Fund's policy of obtaining the best price consistent with quality of execution on transactions, each Fund may employ Wertheim Schroder & Company, Incorporated ("Wertheim"), an affiliate of SCMI, to effect transactions of the Fund on the New York Stock Exchange only. Because of the affiliation between SCMI and Wertheim, a Fund's payment of commissions to Wertheim is subject to procedures adopted by the Company's Board of Directors to provide that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of a Fund's brokerage will be directed to Wertheim and in no event will Wertheim receive such brokerage in recognition of research services.

INVESTMENT IN THE FUNDS
                                                                              14


PURCHASE OF SHARES

     Shares of the Funds are offered at the net asset value next determined after receipt of a Purchase Order (at the address set forth below) without any sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. See "Investment in the Funds - Net Asset Value" for a description of the times when net asset value is determined. Prospectuses, sales material and applications can be obtained from the Company or Forum Financial Corp., the Fund's Transfer Agent. See "Other Information - Shareholder Inquiries".

     The minimum initial investment is $500 with respect to Schroder U.S. Equity Fund and $2,500 with respect to Schroder U.S. Smaller Companies Fund, except that the minimum initial investment for each Fund for an Individual Retirement Account is $250. The minimum subsequent investment for each Fund is $100. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

     Initial and subsequent purchases may be made by mailing a check (in U.S. dollars), payable to International Equity Fund, to:

               International Equity Fund
               P.O. Box 446
               Portland, Maine 04112

In the case of an initial purchase, the check must be accompanied by a completed Account Application.

     Service Organizations (on behalf of customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund at the following address:

               Chase Manhattan Bank
               New York, NY
               ABA No.: 021000021
               For Credit To: Forum Financial Corp.
               Acct. No.: 910-2-718187
               Ref.: (name of fund)
               Account of: (shareholder name)
               Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Where the initial purchase is by wire, an account number will be assigned and a Account Application must be completed and mailed to the Fund.

     For each shareholder of record, the Fund's Transfer Agent, as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions which are paid in additional shares. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

     Purchases may also be made through broker-dealers who assist their customers in purchasing shares of the Fund. Such broker-dealers may charge their customers a service fee for processing orders to purchase or sell shares of the Fund.

RETIREMENT PLANS

     Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in a Fund through one of these plans, an investor should consult the investor's tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS
                                                                              15


     Shares of the Funds may be used as a funding medium for an Individual Retirement Account ("IRA"). An Internal Revenue Service-approved IRA plan naming The First National Bank of Boston as custodian is available from the Company or the Funds' Transfer Agent. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income, and their spouses, whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

REDEMPTION OF SHARES

     Shares of the Funds will be redeemed at their next determined net asset value following receipt by the Fund (at the address set forth below) of a redemption request in proper form. See "Investment in the Funds - Net Asset Value". Redemption requests by telephone or wire may be made between the hours of 9:00 a.m. and 6:00 p.m. (New York City Time) on each day that the New York Stock Exchange is open for trading.

     BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at 800-344-8332. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by Forum to confirm that such instructions are genuine. If such procedures are followed, neither Forum nor the Company will be liable for any losses due to unauthorized or fraudulent redemption requests. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

     WRITTEN REQUESTS. Redemptions may be made by letter to the Fund, specifying the dollar amount or number of shares to be redeemed and account number, and sent to:

               Schroder Capital Funds, Inc.
               (Name of Fund)
               P.O. Box 446
               Portland, Maine 04112

     The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Fund's Transfer Agent. Such institutions may include certain banks, broker-dealers (including municipal and government securities brokers and dealers), credit unions, securities exchanges and associations, clearing agencies and savings associations. (Notaries public are not acceptable.) Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the address above or by calling (800) 344-8332.

     If shares to be redeemed are held in certificate form, the certificates must be enclosed with the letter and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the name or names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

     Checks for redemption proceeds will normally be mailed within seven days but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 calendar days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

     Each Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

     If the Board of Directors should determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Funds will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information - Redemption in Kind" in the SAI.

     The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the total investment does not have a certain account value - $400 in the case of Schroder U.S. Equity Fund and $2,000 in the case of Schroder U.S. Smaller Companies Fund - unless the account value has fallen below such amount solely as a result of market activity. An affected shareholder would be notified that the value of the shareholder's account was less than the specified amount and be allowed at least 30 days to make an additional investment to increase the account value to at least this amount.

NET ASSET VALUE

     The net asset value per share of each Fund is calculated at 4:00 p.m. (New York City Time), Monday through Friday, on each day that the New York Stock Exchange is open for trading (which excludes the following national business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all liabilities by the number of shares of the Fund outstanding.
The Board of Directors has established procedures for the valuation of each Fund's securities. In general, those valuations are based on market value, with special provisions being made for securities which do not have readily available market quotations, short-term debt securities and Hedging Instruments. For further information, see "Determination of Net Asset Value Per Share" in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES
                                                                              17


     Each Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. As a regulated investment company, each Fund will distribute substantially all of its "investment company taxable income" and its "net capital gains" at least annually, as defined in the Code, and, therefore, will not be subject to Federal income tax to the extent the Fund distributes such income and capital gains in the manner required under the Code.

     Dividend and capital gains distributions will be reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in the shareholder's Account Application or otherwise in writing of his selection to receive distributions in cash.

     Dividend and capital gains distributions are made on a per-share basis. After every distribution the value of a share declines by the amount of the distribution. Purchases made shortly before a distribution include in the purchase price the amount of the distribution which will be returned to the investor in the form of a taxable dividend or capital gains distribution.

     Earnings of a Fund not distributed on a timely basis in accordance with a calendar year distribution requirement will subject the Fund to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which declared rather than the calendar year in which received.

     For Federal income tax purposes, distribution of each Fund's investment company taxable income (including net short-term capital gains) will be taxable to shareholders at ordinary income rates whether they are invested in additional shares or received in cash. Distributions of any net capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long a shareholder has held the shares and whether they are invested in additional shares or received in cash. Each year the Company will notify shareholders of each Fund of the tax status of dividends and distributions.

     For corporate investors, dividends from investment income (not capital gains) will generally qualify in part for the intercorporate dividends-received deduction provided certain holding period requirements are satisfied. However, the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by each Fund from domestic (U.S.) sources.

     The Company will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid to non-corporate shareholders if
(a) the payee fails to furnish the payee's correct taxpayer identification number or social security number, (b) the Internal Revenue Service (the "IRS") notifies the Company that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) when required to do so, the payee fails to certify that he is not subject to backup withholding.

     Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

OTHER INFORMATION
                                                                              18


CAPITALIZATION AND VOTING

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to issue 100,000,000 shares of common stock, with a $.01 par value. The Board of Directors has the power to designate one or more classes ("Classes") of the common stock, each to pertain to a separate investment portfolio, and to classify or reclassify any unissued shares with respect to such Classes. Currently the Company is offering five Classes, one of which pertains to each of the Funds. The Board of Directors may create additional Classes in the future.

     The shares of the Company are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. The shares have no pre-emptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so.
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Company. On matters requiring shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Class they hold, except as otherwise required by applicable law.

     There will normally be no meetings of shareholders to elect Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Company may remove any person serving as a Director and the Board of Directors will call a special meeting of shareholders to consider removal of one or more Directors if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Company.

REPORTS

     The Company sends to shareholders of each Fund a semi-annual report and an audited annual report, which includes a list of the investment securities held by the Fund.

PERFORMANCE INFORMATION

     Each Fund may, from time to time include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of 1, 5 and 10 years (up to the life of the Fund). Average annual total return quotations reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for each Fund may be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for each Fund represents only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund's portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

     All securities and cash of the Funds are held by The Chase Manhattan Bank, N.A., Brooklyn, New York. Forum Financial Corp. serves as the Funds' Transfer and Dividend Disbursing Agent.

SHAREHOLDER INQUIRIES

     Inquiries about each Fund's investment policies and past performance should be directed to:

               Schroder Capital Funds, Inc.
               (Name of Fund)
               P.O. Box 446
               Portland, Maine 04112

     Information about specific shareholder accounts may be obtained from the Funds' Transfer Agent by calling (800) 344-8332.

SCHRODER U.S. EQUITY FUND
SCHRODER U.S. SMALLER COMPANIES FUND

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

DISTRIBUTOR
Schroder Capital Distributors Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR - SCHRODER U.S. SMALLER COMPANIES FUND
Schroder Capital Distributors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Financial Services, Inc.
61 Broadway, Suite 2770
New York, New York 10006

CUSTODIAN
The Chase Manhattan Bank, N.A.
Chase MetroTech Center
Brooklyn, New York  11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

COUNSEL
Jacobs Persinger & Parker
77 Water Street
New York, New York  10005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109



Table of Contents
PROSPECTUS SUMMARY . . . . . . . . . . . . .2
FINANCIAL HIGHLIGHTS . . . . . . . . . . . .4
INVESTMENT OBJECTIVES AND POLICIES . . . . .5
MANAGEMENT OF THE FUNDS. . . . . . . . . . 11
INVESTMENT IN THE FUNDS. . . . . . . . . . 14
DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . 17
OTHER INFORMATION. . . . . . . . . . . . . 18


SCHRODER CAPITAL FUNDS, INC.
----------------------------------------------

Map of United States


SCHRODER U.S. EQUITY FUND

SCHRODER U.S. SMALLER COMPANIES FUND


PROSPECTUS
MARCH 1, 1995

                         SCHRODER EMERGING MARKETS FUND
                             INSTITUTIONAL PORTFOLIO
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101


--------------------------------------------------------------------------------
GENERAL INFORMATION:     (207) 879 8903
ACCOUNT INFORMATION:     (800) 344 8332
FAX:                     (207) 879 6206
--------------------------------------------------------------------------------

       SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. - INVESTMENT ADVISER
               SCHRODER CAPITAL DISTRIBUTORS INC. - ADMINISTRATOR

Schroder Emerging Markets Fund - Institutional Portfolio is a separately-managed, non-diversified portfolio of Schroder Capital Funds, Inc., an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. There is no assurance that the Fund will achieve this objective. Furthermore, investing in securities of emerging market issuers involves special risks in addition to those associated with investments in securities of wU.S. issuers. See "The Fund - Special Risk Considerations."

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information (the "SAI") dated August 23, 1994 and as supplemented from time to time containing additional and more detailed information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and may be obtained by writing or calling the Fund at the address and telephone numbers printed above.

                            -------------------------
   This Prospectus should be read and retained for information about the Fund.
                            -------------------------

THE SHARES OFFERED HEREBY ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is dated August 23, 1994
As amended May 3, 1995

PROSPECTUS SUMMARY

THE FUND. Schroder Emerging Markets Fund - Institutional Portfolio (the "Fund") is a separately-managed, non-diversified no-load portfolio of Schroder Capital Funds, Inc. (the "Company"), which was organized as a corporation under Maryland law on June 30, 1969, and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). On February 29, 1988, the Company was recapitalized to enable the Company's Board of Directors to establish series of separately-managed investment portfolios and to issue a separate class of the Company's common stock with respect to each portfolio.
The Company currently consists of five separate portfolios, each of which has separate investment objectives and policies.

INVESTMENT OBJECTIVE. The Fund's investment objective is to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

SPECIAL RISK CONSIDERATIONS. Investments in securities of foreign issuers, particularly in countries with smaller, emerging capital markets, involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. The Fund is not intended for investors whose objective is assured income or preservation of capital. The Fund should be considered a means of diversifying an investment portfolio and not in itself a balanced investment program.

INVESTMENT ADVISER. The Fund's Investment Adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. See "Management of the Fund - Investment Adviser and Portfolio Manager."

ADMINISTRATIVE SERVICES. The Administrator of the Fund is Schroder Capital Distributors Inc. ("Schroder Distributors"), 787 Seventh Avenue, New York, New York 10019, a wholly-owned subsidiary of SCMI. The Company and Schroder Distributors have entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("Forum"). Pursuant to their agreements, Schroder Distributors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI pursuant to the Investment Advisory Contract. See "Management of the Fund - Administrative Services."

PURCHASES AND REDEMPTIONS OF SHARES. Shares of the Fund may be purchased directly through the Fund's transfer agent, Forum Financial Corp., through Service Organizations, or through certain broker-dealers who assist their customers in purchasing shares of the Fund. The minimum initial investment is $250,000. Purchases of Fund shares are subject to a purchase charge of 0.50% of the amount invested. See "Investment In The Fund - Purchase of Shares." Redemptions may be made by telephone or by letter to the Fund, specifying the dollar amount or number of shares to be redeemed and account number.
Redemptions are subject to a
redemption charge of 0.50% of the net asset value of the shares redeemed. See "Investment in the Fund - Redemption of Shares." All purchase and redemption charges are paid to the Fund and are not sales charges.

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to declare and pay as a dividend substantially all of its net investment income annually and to distribute any net realized long-term capital gains at least annually. Dividend and capital gains distributions will be reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his Purchase Application or otherwise in writing of his election to receive distributions in cash. See "Dividends, Distributions and Taxes."

FEE TABLE

The table below shows the costs and expenses that an investor would incur as a shareholder of the Fund, based upon the Fund's projected annual operating expenses.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Load Imposed on Purchase  . . . . . . . . . . . . . . .None
     Maximum Sales Load Imposed on Reinvested Dividends. . . . . . . . . .None
     Deferred Sales Load . . . . . . . . . . . . . . . . . . . . . . . . .None
     Purchase Charge (as a percentage of amount invested)* . . . . . . . .0.50%
     Redemption Charge (as a percentage of amount redeemed)* . . . . . . .0.50%
     Exchange Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets, after fee waivers and expense reimbursements)

     Management Fees**                                                    1.25%
     12b-1 Fees***                                                        0.00%
     Other Expenses****                                                   0.35%
                                                                          -----
     Total Fund Operating Expenses****                                    1.60%
                                                                          -----
                                                                          -----

                                ----------------

* The Purchase Charge and the Redemption Charge are imposed on all purchases and redemptions of Fund shares, respectively, other than with respect to shares purchased through the reinvestment of dividends or distributions. These charges, which are paid to the Fund, are not sales charges but are designed to help compensate the Fund for transaction costs it incurs in issuing and redeeming Fund shares. See "Investment in the Fund - Purchase of Shares" and "- Redemption of Shares."

** Management Fees for the Fund reflect the annual fee rate that the Fund pays for investment advisory (1.00%) and administrative (0.25%) services. Management Fees charged to the Fund are higher than those charged to most other mutual funds. However, the Fund's investment adviser believes that while such fees are higher than those charged to most funds which invest primarily in U.S. securities, they are not necessarily higher than those charged to funds with investment objectives similar to those of the Fund.

*** Pursuant to Rule 12b-1 under the Act, the Fund has adopted a Distribution Plan generally authorizing it to pay directly, or reimburse the distributor for, costs and expenses incurred in connection with distribution of Fund shares. These payments or reimbursements are limited to an annual rate of 0.50% of the Fund's average daily net assets. Costs or expenses in excess of this limit may not be carried forward to future years. See "Management of the Fund - Distribution." The Fund has no current intention of implementing the Distribution Plan, and in any event will make no payments under the Distribution Plan until further authorized by the Board. If the Distribution Plan is implemented, long term shareholders of the Fund may pay aggregate sales charges totalling more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

**** Other Expenses are based on estimated amounts for the Fund's first fiscal year ending October 31, 1995. SCMI and Schroder Distributors have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund to the extent that the Fund's total expenses exceed 1.60% of the Fund's average daily net assets. In the absence of estimated expense reimbursements and fee waivers, Other Expenses and Total Fund Operating Expenses are expected to be 1.20% and 2.45%, respectively. For a further description of the various expenses incurred in the operation of the Fund, see "Management of the Fund."

     In addition to and distinct from payments authorized under the Distribution Plan, the Board has authorized the Fund generally to pay Service Organizations fees at an annual rate of up to 0.25% of the Fund's average daily net assets for administrative services related to maintaining shareholder accounts. See "Management of the Fund - Service Organizations." The Fund has no intention of making any such payments, and in any event will make no such payments until further authorized by the Board. In the event that the Fund were to make payments under the Distribution Plan or to Service Organizations, 12b-1 Fees, Other Expenses and Total Operating Expenses would be higher.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% gross annual return and (2) redemption at the end of each time period:

                                                              1 Year    3 Years

          Assuming redemption at the end of the period          $26       $61
          Assuming no redemption                                $21       $55

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST THE SHAREHOLDER IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT AN INVESTOR IN THE FUND WILL BEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; THE ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

THE FUND

INVESTMENT OBJECTIVE

The Fund is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing a portion of their assets in those markets. The Fund's fundamental objective is to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. This objective may not be changed without shareholder approval. Current income will be incidental to the objective of capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund is not intended for investors whose objective is assured income or preservation of capital. The Fund should be considered a means of diversifying an investment portfolio and not in itself a balanced investment program. The Fund in the future may seek to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Fund in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

INVESTMENT POLICIES

Under normal conditions, the Fund will invest at least 65% of its total assets in emerging market equity and debt securities, including common stocks, preferred stocks, convertible preferred stocks, stock rights and warrants, convertible debt securities and non-convertible debt securities. The Fund may invest less than 35% of its net assets in high risk debt securities which are unrated or rated below investment grade. See "Certain Risks of Debt Securities" below. Investments in stock rights and warrants will not be considered in the 65% of total assets determination but are subject to the limitations described below in "Special Investment Methods - Warrants and Stock Rights." Under certain circumstances, the Fund may invest indirectly in these securities by investing in other investment companies or vehicles. See "Other Investment Vehicles" below.

In recent years, many emerging market countries have begun programs of economic reform: removing import tariffs, dismantling trade barriers, deregulating foreign investment, privatizing state owned industries, permitting the value of their currencies to float against the dollar and other major currencies, and generally reducing the level of state intervention in industry and commerce. Important intra-regional economic integration also holds the promise of greater trade and growth. At the same time, significant progress has been made in restructuring the heavy external debt burden that certain emerging market countries accumulated during the 1970s and 1980s. While there is no assurance that these trends will continue, the Fund's investment adviser will seek out attractive investment opportunities in these countries.

"Emerging market" countries generally include all countries in the world other than those contained in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. Where the investment adviser determines that the economy of a particular country included in the MSCI World more appropriately reflects an emerging market economy, however, the adviser may include such country in the emerging market category. The following countries currently are excluded from the Fund's emerging market category: Australia; Austria; Belgium; Canada; Denmark; Finland; France; Germany; Hong Kong; Ireland; Italy; Japan; Malaysia; Netherlands; New Zealand; Norway; Singapore; Spain; Sweden; Switzerland; United Kingdom; United States of America. The Fund will not necessarily seek to diversify investments on a geographic basis within the emerging market category and, in this regard, the Fund may invest more than 25% of its total assets in issuers located in any one country. To the extent the Fund concentrates its investments in issuers located in one country, the Fund is more susceptible to factors adversely affecting that country. See "Special Risk Considerations - Geographic Concentration" below.

A security ordinarily will be considered to be an emerging market security when
(1) its issuer is organized in an emerging market country; (2) the issuer's primary trading market is located in an emerging market country; or (3) in the judgment of the investment adviser, at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries or which have at least 50% of their assets situated in such countries. The Fund may acquire emerging market securities that are denominated in currencies other than a currency of an emerging market country. The Fund may consider investment companies to be located in the country or countries in which they primarily make their portfolio investments.

In anticipation of the currency requirements of the Fund and to attempt to protect against possible adverse movements in foreign exchange rates, the Fund may enter into forward contracts to purchase or sell foreign currencies. Although such contracts may reduce the risk of loss to the Fund due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of such currency rise.

INVESTMENT RESTRICTIONS

The Fund has adopted certain restrictions designed to reduce its exposure in specific situations. Pursuant to these restrictions, which are fundamental policies of the Fund, the Fund will not:

     (1) Concentrate investments in any particular industry; therefore, the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Fund's total assets would consist of securities of companies in that industry. (This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.)

     (2) Issue senior securities, borrow money or pledge its assets in excess of 10% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes including to meet redemptions or to settle securities transactions. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions which may otherwise require untimely dispositions of Fund securities. The Fund will not purchase securities while borrowings exceed 5% of total assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.)

     (3) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

The percentage restrictions described above and in the SAI apply only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund. A supplementary list of investment restrictions is contained in the SAI.

SPECIAL RISK CONSIDERATIONS

All investments, domestic and foreign, involve certain risks. Investments in securities of foreign issuers, particularly in countries with smaller, emerging capital markets, involve certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

POLITICAL AND ECONOMIC RISKS. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes.

Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior approval of foreign investment by the government, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to convertibility, for example) than classes available to domiciliaries of the country.

Substantial limitations may also exist in certain countries with respect to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or refusals to grant, any required governmental approvals for repatriation of capital. No more than 15% of the Fund's net assets will comprise, in the aggregate, assets which are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities.

FINANCIAL INFORMATION AND STANDARDS. Often the regulation of, and available information about, issuers and their securities is less extensive in emerging market countries than in the United States. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards or to requirements or practices comparable to those applicable to U.S. companies.

REGULATION AND LIQUIDITY OF MARKETS. Government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in the United States. These markets may have different clearance and settlement procedures. In certain cases, settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could adversely affect or interrupt the Fund's intended investment program or result in investment losses due to intervening declines in security values.

Securities markets in emerging market countries are substantially smaller than U.S. securities markets and have substantially less trading volume, resulting in diminished liquidity and greater price volatility. Reduced secondary market liquidity may make it more difficult for the Fund to determine the value of its portfolio securities or dispose of particular instruments when necessary. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher as well.

CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the Fund will invest heavily in non-U.S. currency denominated securities, changes in foreign currency exchange rates will affect the value of the Fund's investments. A decline in the value of currencies in which the Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Fund's assets. This risk tends to be heightened in the case of investing in certain emerging market countries. For example, some currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. Some emerging market countries may also have managed currencies which do not freely float against the dollar.

INFLATION. Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

NON-DIVERSIFIED INVESTMENTS. Because suitable investments in emerging market countries may be limited, the Fund has classified itself as a "non-diversified investment company" under the Act so that it may invest more than 5% of its total assets in the securities of any one issuer. To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. Also, since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company.

GEOGRAPHIC CONCENTRATION. The Fund may invest more than 25% of its total assets in issuers located in any one country. To the extent the Fund concentrates its investments in issuers located in one country, the Fund is more susceptible to factors adversely affecting that country. In particular, these factors may include the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund having a lesser degree of geographic concentration.

ADDITIONAL INVESTMENT POLICIES

All investment policies of the Fund that are designated as fundamental, and the Fund's investment objective, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities means the lesser of 67 percent of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50 percent of the shares are present or represented, or more than 50 percent of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Fund are not fundamental and may be changed by the Board without shareholder approval.

EQUITY SECURITIES. The Fund's emerging market investments will comprise primarily equity securities. Such investments will consist predominantly of common stock or preferred stock of established companies listed on recognized securities exchanges or traded in other established markets. However, the Fund may invest to a limited extent in convertible preferred stock, warrants and stock rights. Due to the absence of established securities markets in certain emerging market countries and restrictions in certain countries on direct investment by foreign entities, the Fund may invest in certain emerging market issuers exclusively or primarily through the purchase sponsored and unsponsored of American Depository Receipts ("ADRs") or other similar securities, such as American Depository Shares, Global Depository Shares or International Depository Receipts; or through investment in government approved investment companies or other vehicles. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities, into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

DEBT SECURITIES. The Fund may also seek capital appreciation through investment in emerging market convertible or non-convertible debt securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high risk and high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. The debt securities in which the Fund invests may be unrated, but will not be in default at the time of purchase. The Fund also may invest to a certain extent in debt securities in order to participate in debt-to-equity conversion programs sponsored by certain emerging market countries or corporate reorganizations.

The Fund may invest in debt securities ("sovereign debt") issued or guaranteed by emerging market governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development, and debt securities issued by corporations or financial institutions.

The Fund may invest a portion of its assets in certain debt obligations known as "Brady Bonds." Brady Bonds are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings implemented pursuant to a plan introduced by Nicholas
F. Brady, former U.S. Secretary of the Treasury. To date, debt restructurings utilizing Brady Bonds have been undertaken in Mexico, Venezuela, Argentina, Costa Rica, Brazil, Nigeria, and the Philippines. Other countries, including Ecuador, Panama, Peru, Bulgaria and Poland, are expected to implement Brady Bond debt restructurings in the future.

Brady Bonds are of recent origin, and accordingly do not have a long payment history. Brady Bonds are actively traded in the over-the-counter secondary market, and may be collateralized or uncollateralized. Although most Brady Bonds are denominated in U.S. dollars, they are issued in various currencies. U.S. dollar denominated Brady Bonds may be fixed rate par bonds or floating rate discount bonds. They are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on U.S. dollar denominated Brady Bonds generally are collateralized on a one year or longer rolling forward basis by cash or securities in an amount, in the case of fixed rate bonds, that is equal to at least one year of interest payments or, in the case of floating rate bonds, that is initially equal to at least one years interest payments based on the current interest rate and is thereafter adjusted at regular intervals. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect are supplemental interest payments but are not generally collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) collateralized interest payments; (iii) any uncollateralized repayment of principal at maturity; and (iv) any uncollateralized interest payments. These uncollateralized amounts are referred to as "residual risk." Because of their residual risk and, among other factors, the history of defaults in commercial bank loans in countries issuing Brady Bonds, investments in Brady Bonds are considered speculative.

CERTAIN RISKS OF DEBT SECURITIES. Emerging market debt securities in which the Fund may invest may be rated below investment grade or may not be rated at all. The Fund may invest up to 35% of its net assets in such debt securities. Securities below investment grade, i.e. those rated in the medium to lower rating categories of nationally recognized statistical rating organizations such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality ("high yield/high risk securities"), are predominantly speculative with respect to the capacity to pay interest and repay principal, and generally involve a greater volatility of price than securities in higher rating categories. These securities are commonly referred to as "junk" bonds.

The risks associated with high yield/high risk securities are generally greater than those associated with higher-rated securities. It should be noted that even bonds rated BBB by S&P or Baa by Moody's, i.e., the lowest investment-grade categories assigned by those rating agencies, are described by them as having speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of such bonds to make principal and interest payments than is the case with higher grade bonds. The Fund is not obligated to dispose of securities due to changes by the rating agencies. A description of S&P's and Moody's fixed-income securities ratings is contained in the Appendix to the SAI.

In purchasing high yield/high risk securities, the Fund will rely on the investment adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. The Fund is not authorized to purchase debt securities that are in default, except for sovereign debt (discussed below) in which the Fund may invest no more than 5% of its total assets while such sovereign debt securities are in default.

The market values of high yield/high risk securities tend to reflect individual issuer developments and to exhibit sensitivity to adverse economic changes to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. During economic downturns or substantial periods of rising interest rates, issuers of high yield/high risk securities, especially those which are highly leveraged, may be less able to service their principal and interest payment obligations, meet their projected business goals or obtain additional financing. The risk of loss due to default by the issuer is significantly greater for holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default by the issuer of such an obligation or participate in the restructuring of such obligation.

Periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield/high risk securities and, correspondingly, the Fund's net asset value to the extent it invests in such securities. Further, market prices of such securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than any securities which pay interest periodically and in cash.

High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders.

While a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. In periods of reduced secondary market liquidity, prices of high yield/high risk securities may become volatile and experience sudden and substantial price declines, and the Fund may have difficulty in disposing of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Under such conditions, the Fund may have to rely more heavily on the judgment of the Board to value such securities accurately.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect the Fund's net asset value.

Investment in sovereign debt involves a high degree of risk. Certain emerging market countries such as Argentina, Brazil and Mexico are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and/or interest on outstanding debt. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest when it is due may be affected by many factors such as its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden to the economy as a whole, and political restraints. The Fund, as a holder of sovereign debt, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The sovereign debt instruments in which the Fund may invest involve great risk and are deemed to be the equivalent in terms of quality to high yield/high risk securities discussed above and are subject to many of the same risks as such securities. Similarly, the Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities. The Fund will not invest more than 5% of its total assets in sovereign debt which in default.

DEBT-TO-EQUITY CONVERSIONS. The Fund may participate in up to 5% of its net assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain emerging market countries, particularly in Latin America, and permit investors to use external debt of a country to make equity investments in local companies. The terms of the programs vary from country to country, but include significant restrictions on the application of the proceeds received in the conversion and on the repatriation of investment profits and capital. In inviting conversion applications by holders of eligible debt, a government will usually specify a minimum discount from par value that it will accept for conversion. The investment adviser believes that debt-to-equity conversion programs may offer investors opportunities to invest in otherwise restricted equity securities with a potential for significant capital appreciation and, to a limited extent, intends to invest assets of the Fund in such programs in appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue or be successful or that the Fund will be able to convert all or any of its emerging market debt portfolio into equity investments.

OTHER INVESTMENT VEHICLES. Under the 1940 Act, the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As indicated above, investment in other investment companies or vehicles may be the sole or most practical means for the Fund to invest in certain emerging market issuers, particularly in Latin America. Such investment may involve the payment of substantial premiums above the value of a fund's portfolio securities, and is subject to limitations under the 1940 Act and market availability. There can be no assurance that vehicles or funds for investing in certain emerging market countries will be available for investment. In addition, special tax considerations may apply. The Fund does not intend to invest in such vehicles or funds unless, in the judgment of the Fund's investment adviser, the potential benefits of such investment outweigh the payment of any applicable premium or sales charge. As a shareholder in an investment company, the fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses.

TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. Government securities, certificates of deposit and bankers' acceptances of U.S. banks. The Fund also may hold cash and time deposits in U.S. banks. In transactions involving "repurchase agreements," the Fund purchases securities from a bank or broker-dealer who agrees to repurchase the security at the Fund's cost plus interest within a specified time. The securities purchased by the Fund have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. See "Investment Policies" in the SAI for further information about all these securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies), the Fund may engage in transactions in forward foreign currency contracts. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund will generally not enter into a forward contract with a term of greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Nor is there any assurance that a counterparty in an over-
the-counter transaction will be able to perform its obligations.   Currently,
only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to effectively hedge its investments in those markets. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currencies should rise. In addition, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. See "Investment Policies - Forward Foreign Currency Exchange Contracts" in the SAI.

WARRANTS AND STOCK RIGHTS. The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). The Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of the Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

In addition, the Fund may invest up to 5% of its assets (at the time of investment) in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period.

ILLIQUID AND RESTRICTED SECURITIES. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by the Fund and the "in the money" portion of the assets used to cover such options. As stated above, this policy also includes assets which are subject to material legal restrictions on repatriation. This policy does not include restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board or the investment adviser under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid. See "Investment Policies - Illiquid and Restricted Securities" in the SAI for further details.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities (other than in repurchase transactions) to brokers, dealers and other financial institutions meeting specified credit conditions, if the loan is collateralized in accordance with applicable regulatory requirements and if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund's total assets. By so doing, the Fund attempts to earn income through the receipt of interest on the loan. In the event of the bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased, the Fund could experience a loss.

The Fund may lend securities from its portfolio if liquid assets in an amount at least equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained by the Fund in a segregated account. Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan, and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time that the securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in U.S. Government securities and liquid high grade debt obligations. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's Board of Directors. See "Loans of Portfolio Securities" in the SAI for further information on securities loans.

OPTIONS AND HEDGING.  While the Fund does not presently intend to do so, it may
(a) write covered call options on portfolio securities and the U.S. dollar and emerging market currencies, without limit; (b) write covered put options on portfolio securities and the U.S. dollar and emerging market currencies with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of the Fund's net assets; (c) purchase call and put options in amounts equaling up to 5% of its total assets; and (d)(i) purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on underlying portfolio securities, any emerging market currency, U.S. and emerging market fixed-income securities and such indices of U.S. or emerging market equity or fixed-income securities as may exist or come into being and
(ii) purchase and write call and put options on such futures contracts, in all cases involving such futures contracts or options on futures contracts for hedging purposes only, and without limit, except that the Fund may not enter into futures contracts or purchase related options if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts generally exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments."

In general, the Fund may use Hedging Instruments: (1) to attempt to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and the currencies in which they are denominated and thus protect the Fund's net asset value per share against downward market trends, or (2) to establish a position in securities markets as a temporary substitute for purchasing particular equity securities. The Fund will not use Hedging Instruments for speculation. The Hedging Instruments which the Fund is authorized to use have certain risks associated with them. Principal among such risks are: (a) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (b) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (c) possible losses resulting from the inability of the Fund's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. In addition, currently only a limited market, if any, exists for hedging transactions relating to currencies in many emerging markets or to securities of issuers domiciled or principally engaged in business in emerging markets. This may limit the Fund's ability to effectively hedge its investments in such emerging market countries. The Hedging Instruments the Fund may use and the risks associated with them are described in greater detail under "Options and Hedging" in the SAI.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.

WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

PORTFOLIO TURNOVER. The Fund may engage in short-term trading but its portfolio turnover rate is not expected to exceed 100%. High portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. Also, higher portfolio turnover rates can make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes and may cause shareholders of the Fund to recognize gains for federal income tax purposes. See "Taxation" in the SAI.

NON-DIVERSIFICATION. The Fund is classified as a "non-diversified" investment company under the Act. In contrast to a "diversified" company, the Fund may invest more than 5% of its total assets in the securities of any one issuer. This classification may not be changed without a shareholder vote. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. See "Taxes and Distributions." To do so, among other requirements, the Fund will limit its investments so that at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets not more than 5% will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The business and affairs of the Fund are managed under the direction of the Board of Directors of the Company. The Directors are Peter E. Guernsey, Ralph
E. Hansmann, John I. Howell, Laura E. Luckyn-Malone, Clarence F. Michalis, Hermann C. Schwab, Mark J. Smith and John A. Troiano. Additional information regarding the Directors, as well as the Company's executive officers, may be found in the SAI under the heading "Management - Officers and Directors."

INVESTMENT ADVISER AND PORTFOLIO MANAGER

Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Fund pursuant to an Investment Advisory Contract. SCMI manages the investment and reinvestment of the assets included in the Fund's portfolio and continuously reviews, supervises and administers the Fund's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion.

SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services with assets under management currently in excess of $75 billion.

For its services, the Fund pays SCMI a monthly advisory fee equal on an annual basis to 1.00% of the average daily net assets of the Fund. The investment advisory fee, in combination with the administrative services fees set forth in "Administrative Services" below, is higher than advisory and management fees charged to mutual funds which invest primarily in U.S. securities but not necessarily higher than those charged to funds with investment objectives similar to those of the Fund.

The portfolio management team will consist of John A. Troiano and Laura E. Luckyn-Malone. Mr. Troiano, a Senior Vice President of SCMI since 1991, is also a Director and President of the Company, and has been employed by various Schroder Group companies in the portfolio management area since 1988. Ms. Luckyn-Malone has been a Senior Vice-President and Director of SCMI since February, 1990. Prior to joining the Schroder Group, she was a Principal with Scudder, Stevens and Clark, Inc., which she joined in 1985.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Company has entered into an Administrative Services Contract with Schroder Distributors, 787 Seventh Avenue, New York, New York 10019. The Company and

Schroder Distributors have entered into a Sub-Administration Agreement with Forum. Pursuant to their agreements, Schroder Distributors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI pursuant to the Investment Advisory Contract. Schroder Distributors is a wholly-owned subsidiary of SCMI. For these services, Schroder Distributors receives from the Fund a fee, payable monthly, at the annual rate of 0.25% of the average daily net assets of the Fund.

CODE OF ETHICS

The Fund, the Company, SCMI, Schroder Distributors, and Schroder Incorporated have adopted a code of ethics which contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

DISTRIBUTION

Schroder Distributors acts as distributor to the Fund. Schroder Distributors was organized in 1989 and registered as a broker-dealer to serve as an administrator and distributor of the Fund and other mutual funds. Under the Distribution Plan (the "Plan") adopted by the Company on behalf of the Fund, which is in the form of a reimbursement plan, the Company is generally authorized to pay directly or reimburse Schroder Distributors monthly for costs and expenses incurred in connection with the distribution of Fund shares. Such payment or reimbursement is subject to a limit of 0.50% per annum of the Fund's average daily net assets. Payment or reimbursement may be for various types of costs, including: (1) advertising expenses, including advertising by radio, television, newspapers, magazines, brochures, sales literature, or direct mail,
(2) costs of printing prospectuses and other materials to be given or sent to prospective investors, (3) expenses of sales employees or agents of Schroder Distributors, including salary, commissions, travel and related expenses in connection with the distribution of Fund shares and (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Fund shares ("trail fees"). Such payments to broker-dealers may be in amounts up to 0.50% per annum of the Fund's average daily net assets. The Fund will not be liable for distribution expenditures made by Schroder Distributors in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Costs or expenses in excess of the 0.50% per annum limit may not be carried forward to future years. Salary expense of salesmen who are responsible for marketing shares of the Fund may be allocated to various portfolios of the Company that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expense may be allocated to, or divided among, the particular portfolios of the Company for which it is incurred. The Fund has no intention of implementing the Distribution Plan with respect to institutional investors, and in any event will make no payments under the Distribution Plan until the Board specifically further so authorizes.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Although the Fund does not currently engage in directed brokerage arrangements to pay Fund expenses, it may do so in the future. These arrangements, whereby brokers executing Fund portfolio transactions would agree to pay designated Fund expenses if brokerage commissions generated by the Fund reached certain levels, might reduce these expenses. As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Fund. Because brokerage commissions are not reflected in Fund expenses, however, certain expenses might not be fully set forth in the Fund's fee table, per share table, and financial statements, and might therefore appear lower than actual expenses incurred.

SERVICE ORGANIZATIONS

Various banks, trust companies, broker-dealers (other than Forum) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Fund, such as maintaining shareholder accounts and records. In addition to and distinct from payments authorized under the Rule 12b-1 Plan, the Fund is generally authorized to pay fees to Service Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. The Fund has no intention of making any such payments to service organizations with respect to accounts of institutional investors, and in any event will make no such payments until the Board specifically further so authorizes.

Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Distributors or SCMI. The costs borne by the Fund include legal and accounting expenses; Directors' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. See "Management" in the SAI. Company expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios of the Company in relation to the net assets of each portfolio. See "Management - Fees and Expenses" in the SAI.

SCMI and Schroder Distributors have voluntarily undertaken to assume certain expenses of the Fund. This undertaking is designed to place a maximum limit on Fund expenses (including all fees to be paid to SCMI and Schroder Distributors but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.60% of the Fund's daily net assets. This expense limitation cannot be withdrawn except by a majority vote of the disinterested Directors. If expense reimbursements are required, they will be made on a monthly basis. SCMI will reimburse the Fund for four-fifths of the amount required and Schroder Distributors, the remaining one-fifth; provided, however, that neither SCMI nor Schroder Distributors nor will be required to make any reimbursements in excess of the fees paid to them by the Fund on a monthly basis for their respective administrative and advisory services. This undertaking to reimburse expenses supplements any applicable state expense limitation (see "Fees and Expenses" in the SAI).

PORTFOLIO TRANSACTIONS

The Investment Advisory Contract authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers and dealers selected by SCMI in its discretion and to seek "best execution" of such portfolio transactions. The Fund may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. It should be noted that costs associated with transactions in foreign securities are generally higher than with transactions in United States securities. However, the Fund will seek to achieve the best net results in effecting such transactions.

Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, the Fund may employ (a) Wertheim Schroder & Company, Incorporated ("Wertheim"), an affiliate of SCMI, to effect transactions of the Fund on the New York Stock

Exchange only and (b) Schroder Securities Limited and its affiliates (collective, "Schroder Securities"), affiliates of SCMI, to effect transactions of the Fund on certain foreign securities exchanges. Because of the affiliations between SCMI and Wertheim and Schroder Securities, respectively, the Fund's payment of commissions to them is subject to procedures adopted by the Board to provide that such commissions will not exceed the usual and customary brokerage commissions. No specific portion of the Fund's brokerage will be directed to Wertheim or Schroder Securities and in no event will either of them receive such brokerage in recognition of research services.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

The Fund offers its shares at their next determined net asset value, subject to the purchase charge described below, after receipt of a Purchase Order at the address set forth below without any sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. The net asset value per share of the Fund is calculated at 4:00 p.m. New York City time. See "Net Asset Value." Prospectuses, sales material and applications can be obtained from the Company or Forum Financial Corp., the Fund's Transfer Agent. See "Other Information - Shareholder Inquiries."

The minimum initial investment is $250,000. The Fund and the Administrator each reserves the right to waive the minimum investment requirement. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Initial and subsequent purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Emerging Markets Fund - Institutional Portfolio, to:

          Schroder Emerging Markets Fund - Institutional Portfolio
          P.O. Box 446
          Portland, Maine 04112

In the case of an initial purchase, the check must be accompanied by a completed Purchase Application.

Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

Service Organizations (on behalf of customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund at the following address:

          Chase Manhattan Bank
          New York, NY
          ABA. No.: 021000021

          For Credit To:  Forum Financial Corp.
          Acct. No.: 910-2-718187
          Ref: Schroder Emerging Markets Fund - Institutional Portfolio Account of: (shareholder name)
          Account Number:  (shareholder account number)

The wire order must specify the name of the Fund, the account name and number, address, confirmation number, social security and tax identification number (where applicable), amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Where the initial purchase is by wire, an account number will be assigned and a Purchase Application must be completed and mailed to the Fund. Purchase requests by wire that are received prior to 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of that day. Purchase requests by wire that are received after 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of the next day that the New York Stock Exchange is open for trading.

For each shareholder of record, the Fund's Transfer Agent, as the shareholder's agent, will establish an open account to which all shares purchased are credited, together with any dividends and capital gain distributions which are paid in additional shares. Although most shareholders elect not to receive share certificates, certificates for full shares may be obtained by specific written request to the Transfer Agent. No certificates are issued for fractional shares.

Purchases may also be made through broker-dealers who assist their customers in purchasing shares of the Fund. Such broker-dealers may charge their customers a service fee for processing orders to purchase or sell shares of the Fund.

PURCHASE CHARGE. Purchases of Fund shares are subject to a purchase charge of 0.50% of the net asset value of the shares purchased. This charge is designed to help compensate the Fund for transaction costs it incurs in accepting investment in the Fund, including brokerage commissions in acquiring portfolio securities, currency transaction costs and transfer agent costs, and to protect the interests of shareholders. This charge, which is not a sales charge, is paid to the Fund, not to Schroder Distributors or any other entity. The purchase charge is not assessed on the reinvestment of dividends or distributions or shares purchased through a subscription in kind.

RETIREMENT PLANS

Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, an investor should consult his or her tax adviser.

REDEMPTION OF SHARES

Shares of the Fund will be redeemed at their next determined net asset value, subject to the redemption charge described below, following receipt by the Fund (at the address set forth below) of a redemption request in proper form. See "Net Asset Value." Redemption requests by telephone or wire may be made between the hours of 9:00 a.m. and 6:00 p.m. (New York City time) on each day that the New York Stock Exchange is open for trading. Redemption requests by telephone or wire that are received prior to 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of that day. Redemption requests by telephone or wire that are received after 4:00 p.m. (New York City Time) will be processed at the net asset value determined as of the next day that the New York Stock Exchange is open for trading.

BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at 800-344-8332. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Registration Form. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by Forum to confirm that such instructions are genuine. If such procedures are followed, neither Forum nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemptions may be made by letter to the Fund, specifying the dollar amount or number of shares to be redeemed and account number, and sent to:

          Schroder Emerging Markets Fund - Institutional Portfolio
          P.O. Box 446
          Portland, Maine 04112

The letter must be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign. In certain cases, signatures must be guaranteed by an institution acceptable to the Transfer Agent. Such institutions may include certain banks, broker-dealers (including municipal and government securities brokers and dealers), credit unions, securities exchanges and associations, clearing agencies and savings associations. Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Transfer Agent, at the address set forth for the Fund under "Purchase of Shares" or by calling the Account Information telephone number appearing on the cover of this Prospectus.

If shares to be redeemed are held in certificate form, the certificates must be enclosed with the letter and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the name or names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

Checks for redemption proceeds will normally be mailed within seven days but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 calendar days from purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Proceeds of redemptions normally are paid in cash. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by an in-kind distribution of securities from the portfolio of the Fund. The Fund has filed a formal election with the SEC pursuant to which the Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder of record. It is the Fund's policy, however, to redeem shares solely in cash up to the greater of $5,000,000 or 5% of net assets during any 90-day period. This policy may involve the sale of certain portfolio securities before the time the investment adviser might otherwise deem appropriate and therefore may reduce the diversification and liquidity of the Fund's portfolio. For further information about redemption in kind, see "Redemption in Kind" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem, upon not less than 30 days' notice, shares in any account if at any time the total investment does not have a value of at least $2,000, unless the value of the account shall have fallen below such amount solely as a result of market activity. However, an affected shareholder would be allowed to make an additional investment prior to the date fixed for redemption to avoid liquidation of the account.

REDEMPTION CHARGE. Redemptions of Fund shares are subject to a redemption charge of 0.50% of the net asset value of the shares redeemed. This charge is designed to help compensate the Fund for the transaction costs it incurs in redeeming Fund shares, including brokerage commissions in selling portfolio securities, currency transaction costs and transfer agent costs, and to protect the interests of shareholders. This charge, which is not a sales charge, is paid to the Fund, not to Schroder Distributors or any other entity. The redemption charge is not assessed on shares acquired through the reinvestment of dividends or distributions or on redemptions in kind. For purposes of computing the redemption charge, redemptions by a shareholder are deemed to be made in the following order: (i) shares purchased through the reinvestment of dividends and distributions and (ii) shares for which the redemption charge is applicable, on a first purchased, first redeemed basis.

NET ASSET VALUE

The net asset value per share of the Fund is calculated at 4:00 p.m. New York City time, Monday through Friday, on each day that the New York Stock Exchange is open for trading (which excludes the following national business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Net asset value per share is calculated by subtracting the Fund's liabilities from the aggregate value of its assets and dividing the remainder by the number of shares of the Fund outstanding.

The Board has established procedures for the valuation of the Fund's securities. In general, those valuations are based on market value, with special provisions being made for securities which do not have readily available market quotations, short-term debt securities and Hedging Instruments. Trading in securities on some non-U.S. exchanges and over-the-counter markets may not occur every day that the Fund calculates its net asset value. Furthermore, trading in some non-U.S. markets may take place on days on which the Fund does not calculate its net asset value. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at far value as determined in good faith by the Board. Portfolio securities listed on recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally listed. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. For further information, see "Determination of Net Asset Value Per Share" in the SAI.

All assets or liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. As a regulated investment company, the Fund will distribute substantially all of its "investment company taxable income" and its "net capital gains" at least annually, as defined in the Code, and, therefore, the Fund will not be subject to Federal income tax to the extent it distributes such income and capital gains in the manner required under the Code.

The Fund intends to declare and pay as a dividend substantially all of its net investment income annually and to distribute any net realized long-term capital gains at least annually. Dividend and capital gains distributions will be reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his Purchase Application or otherwise in writing of his election to receive distributions in cash.

Dividend and capital gain distributions are made on a per-share basis. After every distribution the value of a share declines by the amount of the distribution. Purchases made shortly before a distribution include in the purchase price the amount of the distribution which will be returned to the investor in the form of a taxable dividend or capital gain distribution.

Earnings of the Fund not distributed on a timely basis in accordance with a calendar year distribution requirement will subject the Fund to a nondeductible 4% excise tax. To prevent imposition of this tax, the Fund intends to comply with this distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which declared rather than the calendar year in which received.

For Federal income tax purposes, distribution of the Fund's investment company taxable income (including net short-term capital gains) will be taxable to shareholders at ordinary income rates whether they are invested in additional shares or received in cash. Distributions of any net capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long a shareholder has held the shares and whether they are invested in additional shares or received in cash. Each year the Company will notify Fund shareholders of the tax status of dividends and distributions.

Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

Dividends and interest received, and, in certain circumstances, capital gains realized, by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their United States income tax returns as gross income, treat such proportionate share as taxes paid by them, and, subject to certain limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to United States withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

Due to investment laws in certain emerging market countries, it is anticipated that the Fund's investments in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for United States Federal income tax purposes. The Fund may be subject to United States Federal income tax, and an additional tax in the nature of interest, on a portion of distributions from such company and on gain from the disposition of such shares (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders.
The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distribution received from such PFICs.

Under Code Section 988, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will generally be treated as ordinary income or loss. In certain circumstances the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of the capital to shareholders, thereby reducing each shareholder's basis in his Fund shares.

The Company will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid to non-corporate shareholders if (a) the payee fails to furnish the payee's correct taxpayer identification number or social security number, (b) the IRS notifies the Company that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) when required to do so, the payee fails to certify that he is not subject to backup withholding.

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the

Federal, foreign, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

OTHER INFORMATION

CAPITALIZATION AND VOTING

The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board to issue 100,000,000 shares of common stock, with a $.01 par value. The Board has the power to designate one or more classes ("Classes") of the common stock, each to pertain to a separate investment portfolio, and to classify or reclassify any unissued shares with respect to such Classes. Currently the Company is offering five Classes, one of which pertains to the Fund. The Board may create additional Classes in the future.

The shares of the Company are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. The shares have no preemptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so.
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Company. On matters requiring shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Class they hold, except as otherwise required by applicable law.

There will normally be no meetings of shareholders to elect Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Company may remove any person serving as a Director and the Board will call a special meeting of shareholders to consider removal of one or more Directors if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Company.

REPORTS

The Company sends to each shareholder of the Fund a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund.

PERFORMANCE INFORMATION

The Fund from time to time may include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of 1, 5 and 10 years (up to the life of the Fund). Average annual total return quotations reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

Performance information for the Fund may be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Fund represents only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund's portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

Securities of the Fund will be held by The Chase Manhattan Bank, N.A. as Custodian for the Fund. Forum Financial Corp. serves as the Fund's Transfer and Dividend Disbursing Agent. The Transfer Agent maintains an account for each shareholder of the Company (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Company. In addition, under a separate agreement, Forum Financial Corp. performs portfolio accounting services for the Fund, including determination of the Fund's net asset value.

SHAREHOLDER INQUIRIES

Inquiries about the Fund's investment policies and past performance should be directed to:

               Schroder Emerging Markets Fund - Institutional Portfolio P.O. Box 446
               Portland, Maine 04112

Information about specific stockholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

SCHRODER EMERGING MARKETS FUND
INSTITUTIONAL PORTFOLIO

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York  10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Capital Distributors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Financial Services, Inc.
61 Broadway
New York, New York 10006

CUSTODIAN
The Chase Manhattan Bank, N.A.
Global Custody Division
Woolgate House, Coleman Street
London, EC2P 2HD
United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

COUNSEL
Jacobs Persinger & Parker
77 Water Street
New York, New York  10005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                                  -------------

                                TABLE OF CONTENTS
                                  -------------


PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . 2

THE FUND
Investment Objective . . . . . . . . . . . . . . . . . . . . . . . . 5
Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . . 5
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . 6
Special Risk Considerations. . . . . . . . . . . . . . . . . . . . . 7
Additional Investment Policies . . . . . . . . . . . . . . . . . . . 9


MANAGEMENT OF THE FUND
Board of Directors . . . . . . . . . . . . . . . . . . . . . . . . .18
Investment Adviser and Portfolio Manager . . . . . . . . . . . . . .18
Administrative Services. . . . . . . . . . . . . . . . . . . . . . .18
Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . . . . .19
Distribution . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
Service Organizations. . . . . . . . . . . . . . . . . . . . . . . .20
Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .21
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . .21

INVESTMENT IN THE FUND
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . .22
Retirement Plans . . . . . . . . . . . . . . . . . . . . . . . . . .23
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . .24
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . .26

DIVIDENDS, DISTRIBUTIONS, AND TAXES. . . . . . . . . . . . . . . . .26

OTHER INFORMATION
Capitalization and Voting. . . . . . . . . . . . . . . . . . . . . .29
Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
Performance Information. . . . . . . . . . . . . . . . . . . . . . .29
Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . .30
Shareholder Inquiries. . . . . . . . . . . . . . . . . . . . . . . .30


PROSPECTUS
AUGUST 23, 1994
AS AMENDED MAY 3, 1995